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                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                        MANAGEMENT INVESTMENT COMPANIES



		Investment Company Act file number 811-21043

                        Pioneer High Income Trust
               (Exact name of registrant as specified in charter)


                       60 State Street, Boston, MA 02109
              (Address of principal executive offices) (ZIP code)


            Dorothy E. Bourassa, Pioneer Investment Management, Inc.,
                       60 State Street, Boston, MA 02109
                    (Name and address of agent for service)


Registrant's telephone number, including area code:  (617) 742-7825


Date of fiscal year end:  March 31


Date of reporting period:  April 1, 2007 through September 30, 2007


Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.


ITEM 1. REPORTS TO SHAREOWNERS.


--------------------------------------------------------------------------------

                                     PIONEER
                             -----------------------
                                      HIGH
                                     INCOME
                                      TRUST

                                   Semiannual
                                     Report

                                     9/30/07

                          [LOGO] PIONEER
                                 Investments(R)

Table of Contents
--------------------------------------------------------------------------------

Letter to Shareowners                                                        2

Portfolio Management Discussion                                              4

Portfolio Summary                                                            9

Prices and Distributions                                                    10

Performance Update                                                          11

Schedule of Investments                                                     12

Financial Statements                                                        28

Financial Highlights                                                        31

Notes to Financial Statements                                               33

Results of Shareowner Meeting                                               45

Trustees, Officers and Service Providers                                    46

                                                                     President's

Dear Shareowner,
--------------------------------------------------------------------------------
Staying diversified and keeping your portfolio invested in the markets are two general investment principles that have served investors well over time. They were particularly useful guides during the past year, when an otherwise healthy long-term bull market was buffeted by problems in the mortgage and banking industries.

Since mid-year, issues tied to poor underwriting practices in the subprime sector of the mortgage industry and to problems with risk management by banks and hedge funds have resulted in increased market volatility and rising concern about risks to U.S. economic growth.

Even against this backdrop, the long-term performance of major asset classes remained positive. In the 12 months ending September 30, 2007, equity investors were generally rewarded as, despite several interim corrections, the Standard & Poor's 500 Index returned 16%, the Dow Jones Industrial Average returned 22%, and the NASDAQ Composite Index returned 20%. International developed and emerging markets equities performed even better, reflecting both a weakening dollar (which boosts returns for U.S. dollar-based investors) and strong local currency returns, with the MSCI EAFE Developed Market Index returning 25% and the MSCI Emerging Markets Index returning 59% over the same 12-month period. The U.S. bond market, as measured by the Lehman Aggregate Bond Index, returned 5% in the 12 months ending September 30, 2007. The U.S. high-yield bond market, as measured by the Merrill Lynch High Yield Bond Master II Index, returned 8% for the same period, reflecting its higher coupon yield.

U.S. economic growth has slowed in the past year, but this was due as much to the natural maturation of the cyclical expansion, as U.S. factories approached full utilization and the labor market approached full employment, as it was to rising commodity prices or short-term interest rates. This slowdown was, therefore, not entirely unwelcome, as it reduced the threat of higher inflation. More recently, however, there has been increasing concern that falling home prices, and/or disruptions in financial markets pose a larger threat to continuing economic growth. A weaker U.S. dollar has put upward pressure on some prices, but it has also benefited exporters and companies competing in the global marketplace.

Although U.S. economic growth has slowed, growth in the rest of the world remains relatively strong. In Europe, robust GDP growth driven by a positive operating environment for European companies, especially exporters, has driven unemployment lower and supported growing consumption, although concerns about the impact of the strong Euro are a persistent source of worry. Japanese economic growth continues, albeit at a muted rate, and the country's deflationary problems are gradually receding. Economic growth in

Letter

emerging market countries remains faster than in the developed world as they persist in "catching up," led by China, which continues its rise as a world economic power.

The U.S. Federal Reserve and the world's other central banks have pursued policies aimed at producing low and stable inflation, believed to be the best backdrop for steady economic growth and low average unemployment over the long term. Keeping inflation low is also an important support for stock and bond valuations, and so central bank policies have also been "investor friendly."

Looking forward, the economic outlook appears generally positive, although real estate prices, subprime mortgage defaults, and the possibility of a systemic liquidity/credit crunch all represent sources of risk. Central banks responded to this summer's liquidity squeeze in the inter-bank and commercial paper markets by acting as "lenders of last resort" and, in September, the Fed cut rates to limit the risk of credit market problems spreading to the broader economy. While falling risk tolerances and reducing leverage may depress asset prices in the short term, valuations look reasonable if "Wall Street" problems do not spread to the broader "Main Street" economy.

Sudden swings in the markets are always to be expected. Just as staying diversified and invested are important investment principles, it is also important to pay attention to asset allocation. As always, we encourage you to work closely with your financial advisor to find the mix of stocks, bonds and money market assets that is aligned to your particular risk tolerance and investment objective.

Respectfully,

/s/ Daniel K. Kingsbury

Daniel K. Kingsbury, President and CEO
Pioneer Investment Management USA, Inc.

Any information in this shareowner report regarding market or economic trends or the factors influencing the Trust's historical or future performance are statements of the opinion of Trust management as of the date of this report. These statements should not be relied upon for any other purposes. Past performance is no guarantee of future results, and there is no guarantee that market forecasts discussed will be realized.

Pioneer High Income Trust

--------------------------------------------------------------------------------
PORTFOLIO MANAGEMENT DISCUSSION 9/30/07
--------------------------------------------------------------------------------

High-yield bonds went through a turbulent period during the six-month fiscal period ending September 30, 2007. While lower-rated, high-yielding securities performed relatively well in the early months of the period, in July and August investors became increasingly uneasy about credit risk because of the rapidly deteriorating conditions in the subprime mortgage market. However, the U.S. Federal Reserve ("Fed") intervened, adding liquidity into the financial system in August and September and restoring stability to the market. The following is an interview with Andrew Feltus, who discusses the performance of Pioneer High Income Trust during the six-month period ended September 30, 2007. Mr. Feltus is responsible for the daily management of the Trust.

Q:   How did the Fund perform during the six months ended September 30, 2007?

A: The Trust produced a total return of -0.30% at net asset value during the six months, trailing the benchmark Merrill Lynch High Yield Master II Index, which returned 0.63% for the same period. At market price, the Trust returned -1.28% over the same period, with shares selling at a 6.2% premium to their net asset value on September 30, 2007. The Trust's SEC yield on September 30, 2007 was 11.11%.

     Call 1-800-225-6292 or visit www.pioneerinvestments.com for the most recent month-end performance results. Current performance may be lower or higher than the performance data quoted.

     The performance data quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.

Q: What were the principal factors that influenced the Trust's performance during the six months ended September 30, 2007?

A: The six-month period began in early April with a generally favorable environment, as healthy economic growth and improving corporate profitability continued to support the valuations of corporate securities, including high-yield bonds. But conditions changed abruptly in the summer as weakness in the housing industry and a growing awareness of problems in the subprime mortgage

Pioneer High Income Trust

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

     market began to cause problems throughout the credit markets. The high-yield market was particularly hard-hit because of a developing large supply of new bonds associated with leveraged buyouts in the high-yield pipeline. As credit fears rose, investors moved in a general flight to quality toward the highest-rated securities. However, the market began recovering in mid-August as the Fed started to inject additional liquidity into the capital markets. In September, the Fed cut the benchmark Fed funds rate from 5.25% to 4.75% and made a similar cut in the discount rate, which also had been reduced a month earlier. Despite a recovery late in the period after the Fed's intervention, high-yield bond investments still tended to lose value over the period, although the income produced by bonds in most cases either largely or fully compensated for the price erosion. On a total return basis, investment results were close to flat for the six months.

     The primary factor in the Trust's underperformance was its use of leverage, or borrowing, to finance part of its investments in high-yield bonds. Leverage accounted for almost 25% of total invested assets. The use of leverage typically helps support performance when high yield bonds are performing well. However, during a period when returns from high yielding bonds were relatively flat, the performance of investments was not sufficient to compensate for the costs of borrowing money to invest.

     Because of the Trust's income orientation, we tend to emphasize shorter-maturity high-yielding bonds, and so we were positioned relatively defensively prior to the market decline in July and August. Moreover, we had allowed our investments in emerging market securities to decline as we became aware of the potential for some type of correction in the high-yield market because of housing-related concerns.

     At the end of the six-month period, 75.3% of Trust assets were invested in U.S. high-yielding corporate bonds, and 8.2% were invested in emerging market debt and high-yield corporate bonds from developed markets. Most remaining assets were invested in investment-grade corporate bonds, bank loans and other lower risk investments. Average credit quality of Trust holdings was B-, as of September 30, 2007. On September 30, 2007, the portfolio's effective duration was 3.81 years, with Trust holdings having an

Pioneer High Income Trust

--------------------------------------------------------------------------------
PORTFOLIO MANAGEMENT DISCUSSION 9/30/07                            (continued)
--------------------------------------------------------------------------------

     average maturity of 5.91 years. (Duration is a measure of a bond's price sensitivity to changes in interest rates.)

Q: What types of investments tended to have the greatest influence on the Trust's performance during the six months ended September 30, 2007?

A: The Trust's relatively defensive positioning and good security selection tended to buffer the Trust's portfolio from the most severe effects of the market volatility. We had, for example, no defaults or significant credit-related problems among the Trust's holdings. Nevertheless, we did have some disappointments. Our investments in two casino and hotel operators - Trump Entertainment and Tropicana Casinos and Resorts - both decreased in value. The Trump bonds lost value when an anticipated sale of the company failed to materialize, while Tropicana produced weak operating costs at a time when it was investing significant sums in property renovations. Bonds of LandSource, a land bank that was the result of a joint venture by home builder Lennar Corp and the California Public Employees' Retirement System (CALPERS), performed poorly when the bank's real estate holdings in California lost value because of the real estate slump.

     We also, however, had some positive contributors. Several holdings gained value when the issuing companies or their acquirers announced plans to reduce their debt. Bonds issued by Compucom (CRH Holding), a computer services company, rose when the bonds were bought back by the issuing company upon the sale of Compucom in a transaction known as a "tender offer." Securities of Hexion also appreciated when the company announced it would be acquiring its debt in a tender offering by that company. Similarly, bonds issued by financial services company J.G. Wentworth outperformed as the company issued new equity and reduced its debt. Meanwhile bonds of Inpcomex, a computer marketing company servicing Latin America, announced that it would be lowering its debt as part of its initial public stock offering. The acquisitions of two utilities also resulted in gains for the Trust. Mirant Jamaica, a Jamaican utility, was acquired by a corporation with a higher credit rating, while Rural Cellular Corp. was purchased by Verizon Wireless.

Pioneer High Income Trust

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

Q:   What is your outlook?

A: A number of significant factors appear to support the valuations of corporate high-yield bonds in the United States. After the underperformance of the past six months, high-yield bonds are more attractively priced than they have been in recent years. While the economic expansion appears to be decelerating, it remains vital, and we do not believe a recession is likely. Corporate profits also remain solid. Bonds of foreign high-yield bonds and of emerging market debt also appear to be reasonably priced. We think the Trust is well positioned for a changing environment of persistent, if slowing, economic growth in the United States.

     We also are comfortable with the Trust's current dividend level. Higher yields are available in the market, and the costs of borrowing have been reduced because of the Fed's actions. However, we also must remind shareowners that if short-term interest rates were to rise, the Trust's borrowing costs would increase, potentially affecting the dividend level.

Investments in high-yield or lower-rated securities are subject to greater-than-average risk. The Trust may invest in securities of issuers that are in default or that are in bankruptcy.

Investing in foreign and/or emerging markets securities involves risks relating to interest rates, currency exchange rates, economic, and political conditions.

When interest rates rise, the prices of fixed-income securities in the Trust will generally fall. Conversely, when interest rates fall the prices of fixed-income securities in the Trust will generally rise. Investments in the Trust are subject to possible loss due to the financial failure of underlying securities and their inability to meet their debt obligations.

The Trust may invest up to 50% of its total assets in illiquid securities. Illiquid securities may be difficult to dispose of at a fair price at the times when the Trust believes it is desirable to do so and their market price is generally more volatile than that of more liquid securities. Illiquid securities are also more difficult to value and investment of the Trust's assets in illiquid securities may restrict the Trust's ability to take advantage of market opportunities.

Pioneer High Income Trust

--------------------------------------------------------------------------------
PORTFOLIO MANAGEMENT DISCUSSION 9/30/07                            (continued)
--------------------------------------------------------------------------------

The Trust may use leverage through the issuance of preferred shares with an aggregate liquidation preference of up to 331/3% of the Trust's total assets after such issuance. Leverage creates significant risks, including the risk that the Trust's income or capital appreciation will not be sufficient to cover the cost of leverage, which may adversely affect the return for the holders of common shares.

Risks of investing in the Trust are discussed in greater detail in the Trust's registration statement on Form N-2 relating to its common shares.

Any information in this shareowner report regarding market or economic trends or the factors influencing the Trust's historical or future performance are statements of the opinion of Trust management as of the date of this report. These statements should not be relied upon for any other purposes. Past performance is no guarantee of future results, and there is no guarantee that market forecasts discussed will be realized.

Pioneer High Income Trust

--------------------------------------------------------------------------------
PORTFOLIO SUMMARY 9/30/07
--------------------------------------------------------------------------------

Portfolio Diversification
--------------------------------------------------------------------------------
(As a percentage of total investment portfolio)

[The following data was represented as a pie chart in the printed material]

Corporate Bonds & Notes                                  84.9%
Municipal Bonds                                           5.2%
Temporary Cash Investments                                3.5%
Floating Rate Loan Interests                              3.1%
Sovereign Debt Obligations                                1.6%
Municipal Collateralized Debt Obligations                 0.6%
Common Stocks                                             0.3%
Convertible Bonds                                         0.3%
Fixed Rate Loan Interests                                 0.2%
Collateralized Mortgage Obligations                       0.2%
Warrants                                                  0.1%

Portfolio Maturity
--------------------------------------------------------------------------------
(As a percentage of long-term holdings)

[The following data was represented as a pie chart in the printed material]

4-6 Years                                                46.3%
1-3 Years                                                20.7%
3-4 Years                                                17.0%
0-1 Year                                                  8.1%
6-8 Years                                                 4.5%
8+ Years                                                  3.4%

The portfolio is actively managed, and current holdings may be different.

Pioneer High Income Trust

--------------------------------------------------------------------------------
PRICES AND DISTRIBUTIONS 9/30/07
--------------------------------------------------------------------------------

Share Prices and Distributions
--------------------------------------------------------------------------------

Market Value
per Common Share    9/30/07   3/31/07
                    $16.74    $17.84

Net Asset Value
per Common Share    9/30/07   3/31/07
                    $15.76    $16.63

                       Net
Distributions per      Investment   Short-Term      Long-Term
Common Share           Income       Capital Gains   Capital Gains
(4/1/07 - 9/30/07)     $0.825       $ -             $ -

10 Largest Holdings
--------------------------------------------------------------------------------
(As a percentage of long-term holdings)*

 1.   Xerox Capital Trust I, 8.0%, 2/1/27                 2.12%
 2.   NCO Group, Inc., 11.875%, 11/15/14                  1.56
 3.   Seabulk International, Inc., 9.5%, 8/15/13          1.52
 4.   GATX Financial Corp., 8.875%, 6/1/09                1.50
 5.   Eschelon Operating Co., 8.375%, 3/15/10             1.35
 6.   Cricket Communications, Inc., 9.375%, 11/1/14       1.24
 7.   Cia Brasileira de Bebida, 10.5%, 12/15/11           1.23
 8.   Baytex Energy, Ltd., 9.625%, 7/15/10                1.21
 9.   Builders FirstSource, Inc., 9.808%, 2/15/12         1.05
10.   Waste Services, Inc., 9.5%, 4/15/14                 1.03

* This list excludes temporary cash and derivative investments. The portfolio is actively managed, and current holdings may be different. The holdings listed should not be considered recommendations to buy or sell any security listed.

Pioneer High Income Trust

--------------------------------------------------------------------------------
PERFORMANCE UPDATE 9/30/07
--------------------------------------------------------------------------------

Investment Returns
--------------------------------------------------------------------------------
The mountain chart on the right shows the change in market value, plus reinvested dividends and distributions, of a $10,000 investment made in common shares of Pioneer High Income Trust, compared to that of the Merrill Lynch High Yield Master II Index.

--------------------------------------------------------------------------------
Cumulative Total Returns
(As of September 30, 2007)
                          Net Asset      Market
Period                   Value (NAV)      Price
Life-of-Trust
(4/26/02)                  98.98%        101.90%
5 Years                   124.12         122.54
1 Year                      8.31           4.43
--------------------------------------------------------------------------------

[The following data was represented as a line graph in the printed material]

Value of $10,000 Investment

                              Merrill Lynch
                Pioneer         High Yield
              High Income        Master II
                 Trust            Index
4/02           $ 10,013         $ 10,000
9/03             11,973           11,481
9/05             15,990           13,763
9/07             20,190           16,004

Call 1-800-225-6292 or visit www.pioneerinvestments.com for the most recent month-end performance results. Current performance may be lower or higher than the performance data quoted.

Performance data shown represents past performance. Past performance is no guarantee of future results. Investment return and market price will fluctuate, and your shares may trade below net asset value ("NAV"), due to such factors as interest rate changes, and the perceived credit quality of borrowers.

Total investment return does not reflect broker sales charges or commissions. All performance is for common shares of the Trust.

Closed-end funds, unlike open-end funds, are not continuously offered. There is a one-time public offering and, once issued, shares of closed-end funds are sold in the open market through a stock exchange and frequently trade at prices lower than their NAV. NAV is total assets less total liabilities, which includes preferred shares, divided by the number of common shares outstanding.

When NAV is lower than market price, dividends are assumed to be reinvested at the greater of NAV or 95% of the market price. When NAV is higher, dividends are assumed to be reinvested at prices obtained under the Trust's dividend reinvestment plan.

The performance table and graph do not reflect the deduction of fees and taxes that a shareowner would pay on Trust distributions or the redemption of Trust shares.

Index comparison begins April 30, 2002. The Merrill Lynch High Yield Master II Index is a commonly accepted measure of the performance of high yield securities. Index returns are calculated monthly, assume reinvestment of dividends and, unlike Trust returns, do not reflect any fees, expenses or sales charges. You cannot invest directly in the Index.

Pioneer High Income Trust

--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS 9/30/07 (unaudited)
--------------------------------------------------------------------------------

Principal              S&P/Moody's
Amount                 Ratings
USD($)                 (unaudited)                                                              Value
                                     COLLATERIZED MORTGAGE OBLIGATIONS - 0.3% of Net Assets
                                     Diversified Financials - 0.3%
      1,245,000        BB/Ba3        DB Master Finance LLC, 8.285%, 6/20/31 (144A)       $  1,278,753
                                                                                         ------------
                                     TOTAL COLLATERIZED MORTGAGE OBLIGATIONS
                                     (Cost $1,268,026)                                   $  1,278,753
                                                                                         ------------
                                     CORPORATE BONDS & NOTES - 115.7% of Net Assets
                                     Energy - 15.8%
                                     Oil & Gas Drilling - 2.9%
      4,400,000        NR/NR         DDI Holding AS, 9.3%, 1/19/12 (144A)                $  4,532,000
      2,500,000        NR/NR         Norse Energy Corp. ASA, 6.5%, 7/14/11 (144A)           2,075,000
 NOK  3,000,000        NR/NR         Norse Energy Corp. ASA, 10.0%, 7/13/10                   550,509
 NOK 11,500,000        NR/NR         Petrojack AS, 11.0%, 4/19/10                           2,099,682
      3,500,000        NR/NR         Skeie Drilling & Production ASA, 11.25%, 3/8/13        3,360,000
                                                                                         ------------
                                                                                         $ 12,617,191
                                                                                         ------------
                                     Oil & Gas Equipment & Services - 2.4%
        600,000(a)     NR/NR         DP Producer AS, 11.669%, 12/5/11 (144A)             $    582,000
      1,100,000        NR/NR         Nexus 1 Pte, Ltd., 10.5%, 3/7/12 (144A)                1,100,000
 NOK 11,500,000        NR/NR         Norwegian Energy Co. AS, 11.0%, 7/13/10 (144A)         2,089,077
      2,000,000        NR/NR         Sevan Marine ASA, 9.25%, 12/20/11 (144A)               2,000,000
      4,540,000        NR/NR         White Pine Hydro Portfolio LLC, 7.26%,
                                     7/20/15 (144A)                                         4,502,563
                                                                                         ------------
                                                                                         $ 10,273,640
                                                                                         ------------
                                     Integrated Oil & Gas - 0.5%
      2,070,000        NR/B2         Tristan Oil, Ltd., 10.5%, 1/1/12 (144A)             $  1,956,150
                                                                                         ------------
                                     Oil & Gas Exploration & Production - 6.1%
      6,584,000        B-/B3         Baytex Energy, Ltd., 9.625%, 7/15/10                $  6,781,520
      3,200,000        NR/NR         Biofuel Energy ASA, 10.0%, 6/7/12                      3,168,000
      1,250,000        B/B3          Hilcorp Energy I, LP, 9.0%, 6/1/16 (144A)              1,275,000
      4,500,000        BBB-/Ba1      Methanex Corp., 8.75%, 8/15/12                         4,770,000
      1,300,000        B-/Caa1       Parallel Petroleum Corp., 10.25%, 8/1/14 (144A)        1,313,000
        500,000(a)     NR/NR         PetroProd, Ltd., 11.36%, 1/12/12 (144A)                  492,500
      5,300,000        B-/Caa2       PetroQuest Energy, Inc., 10.375%, 5/15/12              5,392,750
      3,135,000        B-/Caa2       Stone Energy Corp., 6.75%, 12/15/14                    2,899,875
                                                                                         ------------
                                                                                         $ 26,092,645
                                                                                         ------------
                                     Oil & Gas Refining & Marketing - 2.6%
      6,075,000        B-/B3         Aventine Renewable Energy Holdings, Inc.,
                                       10.0%, 4/1/17                                     $  5,497,875
      1,425,000        B-/B3         VeraSun Energy Corp., 9.375%, 6/1/17 (144A)            1,225,500
      4,280,000        B+/Ba2        VeraSun Energy Corp., 9.875%, 12/15/12                 4,322,800
                                                                                         ------------
                                                                                         $ 11,046,175
                                                                                         ------------


12  The accompanying notes are an integral part of these financial statements.

Pioneer High Income Trust

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

Principal            S&P/Moody's
Amount               Ratings
USD($)               (unaudited)                                                               Value
                                   Oil & Gas Storage & Transportation - 0.7%
     2,130,000       NR/B1         SemGroup L.P., 8.75%, 11/15/15 (144A)                $  2,082,075
       820,000       CCC+/B3       Targa Resources, Inc., 8.5%, 11/1/13 (144A)               820,000
                                                                                        ------------
                                                                                        $  2,902,075
                                                                                        ------------
                                   Coal & Consumable Fuels - 0.6%
     3,000,000       B+/B2         Massey Energy Co., 6.875%, 12/15/13                  $  2,797,500
                                                                                        ------------
                                   Total Energy                                         $ 67,685,376
                                                                                        ------------
                                   Materials - 18.7%
                                   Commodity Chemicals - 2.8%
     4,635,000       B+/B1         ARCO Chemical Co., 9.8%, 2/1/20                      $  4,588,650
     4,860,000(l)    CCC+/B3       Georgia Gulf Corp., 10.75%, 10/15/16                    4,228,200
     3,150,000       BB-/Ba3       Invista, 9.25%, 5/1/12 (144A)                           3,307,500
                                                                                        ------------
                                                                                        $ 12,124,350
                                                                                        ------------
                                   Diversified Chemicals - 2.8%
     4,950,000       B/B2          Basell Finance Co., 8.1%, 3/15/27 (144A)             $  4,306,500
     3,000,000       B/B3          Hexion US Finance Corp./Hexion Nova Scotia
                                     Finance ULC, 9.75%, 11/15/14                          3,300,000
EURO   350,000       B-/B3         Ineos Group Holdings Plc, 7.875%, 2/15/16 (144A)          465,399
     2,500,000       B-/B3         Ineos Group Holdings Plc., 8.5%, 2/15/16 (144A)         2,393,750
EURO 1,190,000       B/B2          Nell AF S.a.r.l., 8.375%, 8/15/15 (144A)                1,573,895
                                                                                        ------------
                                                                                        $ 12,039,544
                                                                                        ------------
                                   Specialty Chemicals - 0.9%
       785,000       CCC+/Caa1     MacDermid, Inc., 9.5%, 4/15/07 (144A)                $    757,525
     3,300,000       B/B1          Tronox Worldwide LLC, 9.5%, 12/1/12                     3,291,750
                                                                                        ------------
                                                                                        $  4,049,275
                                                                                        ------------
                                   Construction Materials - 2.5%
     4,500,000       B/B2          AGY Holding Corp., 11.0%, 11/15/14 (144A)            $  4,488,750
       825,000       NR/NR         Blaze Recycling & Metals LLC, 10.875%,
                                     7/15/12 (144A)                                          825,000
     1,500,000       CCC+/Caa1     Panolam Industries International, Inc., 10.75%,
                                     10/1/13 (144A)                                        1,425,000
     4,185,000       B-/B2         U.S. Concrete, Inc., 8.375%, 4/1/14                     3,892,050
                                                                                        ------------
                                                                                        $ 10,630,800
                                                                                        ------------
                                   Paper Packaging - 3.1%
     5,450,000       B-/B3         Exopack Holding Corp., 11.25%, 2/1/14                $  5,695,250
     5,540,000       B-/B3         Graphic Packaging International, Inc.,
                                     9.5%, 8/15/13                                         5,692,350
     2,150,000       B/B3          U.S. Corrugated, Inc., 10.0%, 6/1/13                    1,999,500
                                                                                        ------------
                                                                                        $ 13,387,100
                                                                                        ------------


The accompanying notes are an integral part of these financial statements.   13

Pioneer High Income Trust

--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS 9/30/07 (unaudited)                        (continued)
--------------------------------------------------------------------------------

Principal          S&P/Moody's
Amount             Ratings
USD($)             (unaudited)                                                             Value
                                 Aluminum - 1.4%
2,035,000          B-/Caa1       Aleris International, Inc., 10.0%, 12/15/16        $  1,800,975
1,200,000          BB-/B1        Asia Aluminum Holdings, Ltd., 8.0%,
                                   12/23/11 (144A)                                     1,167,000
3,180,000          B/Caa1        Indalex Holding Corp., 11.5%, 2/1/14                  2,989,200
                                                                                    ------------
                                                                                    $  5,957,175
                                                                                    ------------
                                 Diversified Metals & Mining - 3.1%
3,300,000          B-/B3         American Rock Salt Co. LLC, 9.5%, 3/15/14          $  3,374,250
3,000,000          BB-/Ba3       FMG Finance Pty., Ltd., 10.625%, 9/1/16 (144A)        3,532,500
1,505,000(a)(b)    CCC+/B3       Noranda Aluminium Acquisition Corp., 9.36%,
                                   5/15/15 (144A)                                      1,414,700
3,050,000          B-/B3         PNA Group, Inc., 10.75%, 9/1/16                       3,111,000
1,870,000(a)       B-/Caa1       PNA Intermediate Holding Corp., 12.558%,
                                   2/15/13 (144A)                                      1,832,600
                                                                                    ------------
                                                                                    $ 13,265,050
                                                                                    ------------
                                 Steel - 1.7%
4,205,000          B-/Caa1       Algoma Acquisition Corp., 9.875%,
                                   6/15/15 (144A)                                   $  3,742,450
2,900,000          BB/Ba2        CSN Islands VIII Corp., 9.75%, 12/16/13 (144A)        3,306,000
                                                                                    ------------
                                                                                    $  7,048,450
                                                                                    ------------
                                 Forest Products - 0.4%
1,645,000          B-/B3         Mandra Forestry Holdings, Ltd., 12.0%,
                                   5/15/13 (144A)                                   $  1,595,650
                                                                                    ------------
                                 Total Materials                                    $ 80,097,394
                                                                                    ------------
                                 Capital Goods - 8.6%
                                 Building Products - 1.9%
6,135,000(a)       B+/B2         Builders FirstSource, Inc., 9.808%, 2/15/12        $  5,904,938
2,500,000          B/B3          Industrias Unidas SA de CV, 11.5%,
                                   11/15/16 (144A)                                     2,337,500
                                                                                    ------------
                                                                                    $  8,242,438
                                                                                    ------------
                                 Electrical Components & Equipment - 0.7%
  660,000          B/B3          Baldor Electric Co., 8.625%, 2/15/17               $    689,700
2,270,000(c)       NR/B3         Caiua Servicos Electricidad SA, 11.125% (144A)        2,272,837
                                                                                    ------------
                                                                                    $  2,962,537
                                                                                    ------------
                                 Heavy Electrical Equipment - 2.1%
4,790,000          B/B2          Altra Industrial Motion, 9.0%, 12/1/11             $  4,855,862
3,975,000          B-/B3         Hawk Corp., 8.75%, 11/1/14                            4,024,687
                                                                                    ------------
                                                                                    $  8,880,549
                                                                                    ------------


14   The accompanying notes are an integral part of these financial statements.

Pioneer High Income Trust

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

Principal              S&P/Moody's
Amount                 Ratings
USD($)                 (unaudited)                                                             Value
                                     Construction & Farm Machinery & Heavy Truck - 3.9%
       4,900,000       B-/B3         Accuride Corp., 8.5%, 2/1/15                       $  4,704,000
       3,250,000       B+/B1         Commercial Vehicle Group, Inc., 8.0%, 7/1/13          3,071,250
       1,520,000       B/B2          Esco Corp., 8.625%, 12/15/13 (144A)                   1,497,200
       1,750,000       B+/B2         Greenbrier Companies, Inc., 8.375%, 5/15/15           1,745,625
       1,000,000(d)    CCC+/Caa2     Stanadyne Corp., 0.0%, 2/15/15                          805,000
       4,690,000       CCC+/Caa1     Stanadyne Corp., 10.0%, 8/15/14                       4,713,450
                                                                                        ------------
                                                                                        $ 16,536,525
                                                                                        ------------
                                     Total Capital Goods                                $ 36,622,049
                                                                                        ------------
                                     Commercial Services & Supplies - 6.2%
                                     Diversified Commercial & Professional Services - 3.5%
       3,500,000       CCC+/Caa1     Allied Security Escrow, 11.375%, 7/15/11           $  3,500,000
       1,050,000       B-/B3         Mobile Services Group, Inc., 9.75%,
                                       8/1/14 (144A)                                       1,050,000
       9,000,000       B-/Caa1       NCO Group, Inc., 11.875%, 11/15/14                    8,752,500
       1,565,000       B-/B3         Park-Ohio Industries, Inc., 8.375%, 11/15/14          1,510,225
                                                                                        ------------
                                                                                        $ 14,812,725
                                                                                        ------------
                                     Environmental & Facilities Services - 2.7%
       4,088,000       BB-/Ba3       Clean Harbors, Inc., 11.25%, 7/15/12               $  4,496,175
       1,275,000(a)    NR/NR         Ohio Air Quality Development Authority Revenue,
                                       10.36%, 6/8/22 (144A)                               1,249,500
       5,800,000       CCC+/Caa1     Waste Services, Inc., 9.5%, 4/15/14                   5,800,000
                                                                                        ------------
                                                                                        $ 11,545,675
                                                                                        ------------
                                     Total Commercial Services & Supplies               $ 26,358,400
                                                                                        ------------
                                     Transportation - 4.8%
                                     Air Freight & Logistics - 0.9%
       2,000,000       B-/B3         CEVA Group Plc, 10.0%, 9/1/14 (144A)               $  2,000,000
  EURO 1,545,000       CCC+/Caa1     CEVA Group Plc, 10.0%, 12/1/16 (144A)                 1,884,120
                                                                                        ------------
                                                                                        $  3,884,120
                                                                                        ------------
                                     Airlines - 0.6%
         976,135       CCC+/B3       American Airlines, Inc., 7.379%, 11/23/17          $    910,245
         817,814       B+/B1         Continental Airlines, Inc., Series B,
                                       8.499%, 11/1/12                                       817,814
       1,000,000(c)    NR/Ba2        GOL Finance, 8.75% (144A)                               992,500
                                                                                        ------------
                                                                                        $  2,720,559
                                                                                        ------------
                                     Marine - 2.7%
       8,000,000       BBB-/Ba1      Seabulk International, Inc., 9.5%, 8/15/13         $  8,540,000
       2,900,000       B-/B3         Trailer Bridge, Inc., 9.25%, 11/15/11                 2,871,000
                                                                                        ------------
                                                                                        $ 11,411,000
                                                                                        ------------


The accompanying notes are an integral part of these financial statements.   15

Pioneer High Income Trust

--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS 9/30/07 (unaudited)                        (continued)
--------------------------------------------------------------------------------

Principal        S&P/Moody's
Amount           Ratings
USD($)           (unaudited)                                                             Value
                               Railroads - 0.6%
 2,250,000       NR/B2         Kansas City Southern de Mexico, 9.375%, 5/1/12      $  2,356,875
                                                                                   ------------
                               Total Transportation                                $ 20,372,554
                                                                                   ------------
                               Automobiles & Components - 1.2%
                               Auto Parts & Equipment - 1.2%
 5,965,000(l)    CCC+/Caa1     Cooper-Standard Automotive, Inc.,
                                 8.375%, 12/15/14                                  $  5,189,550
                                                                                   ------------
                               Total Automobiles & Components                      $  5,189,550
                                                                                   ------------
                               Consumer Durables & Apparel - 1.7%
                               Homebuilding - 1.0%
 2,000,000       BB/Ba3        Meritage Homes Corp., 6.25%, 3/15/15                $  1,560,000
   600,000       B/Caa1        William Lyon Homes, Inc., 7.5%, 2/15/14                  396,000
 3,200,000       B/Caa1        William Lyon Homes, Inc., 7.625%, 12/15/12             2,176,000
                                                                                   ------------
                                                                                   $  4,132,000
                                                                                   ------------
                               Housewares & Specialties - 0.7%
 3,450,000(l)    CCC+/Caa1     Yankee Acquisition Corp., 9.75%, 2/15/17            $  3,260,250
                                                                                   ------------
                               Total Consumer Durables & Apparel                   $  7,392,250
                                                                                   ------------
                               Consumer Services - 5.2%
                               Casinos & Gaming - 4.8%
 2,000,000       B/B2          Buffalo Thunder Development Authority, 9.375%,
                                 12/15/14 (144A)                                   $  1,880,000
 1,400,000       CCC+/Caa1     Fontainebleau Las Vegas Holdings LLC/
                               Fontainebleau Las Vegas Capital Corp., 10.25%,
                                 6/15/15 (144A)                                       1,312,500
 1,675,000       B+/B1         Galaxy Entertainment Finance Co., Ltd., 9.875%,
                                 12/15/12 (144A)                                      1,725,250
 4,500,000       B/B2          Little Traverse Bay Bands of Odawa Indians,
                                 10.25%, 2/15/14 (144A)                               4,590,000
 1,700,000       B/B3          Pokagon Gaming Authority, 10.375%,
                                 6/15/14 (144A)                                       1,865,750
 1,750,000       B/B3          Shingle Springs Tribal Gaming Authority, 9.375%,
                                 6/15/15 (144A)                                       1,767,500
 2,450,000(l)    B/Caa1        Trump Entertainment Resorts, Inc., 8.5%, 6/1/15        2,039,625
 6,800,000       CCC+/Caa1     Wimar Opco LLC, 9.625%, 12/15/14 (144A)                5,270,000
                                                                                   ------------
                                                                                   $ 20,450,625
                                                                                   ------------
                               Hotels, Resorts & Cruise Lines - 0.4%
 2,000,000(a)    B+/B2         HRP Myrtle Beach Operations LLC, 10.07%,
                                 4/1/12 (144A)                                     $  1,920,000
                                                                                   ------------
                               Total Consumer Services                             $ 22,370,625
                                                                                   ------------


16   The accompanying notes are an integral part of these financial statements.

Pioneer High Income Trust

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

Principal               S&P/Moody's
Amount                  Ratings
USD($)                  (unaudited)                                                              Value
                                      Media - 5.1%
                                      Broadcasting & Cable Television - 2.5%
        3,200,000       CCC/Caa2      CCH I Holdings LLC, 11.0%, 10/1/15                  $  3,240,000
        1,500,000       CCC/Caa2      CCH II Holdings LLC, 10.25%, 9/15/10                   1,560,000
  EURO 3,750,000        B-/B2         Kabel Deutschland GmbH, 10.75%, 7/1/14                 5,786,379
                                                                                          ------------
                                                                                          $ 10,586,379
                                                                                          ------------
                                      Publishing - 2.6%
        1,710,237(b)    CCC+/Caa1     AAC Group Holding Corp., 14.75%, 10/1/12            $  1,676,032
        4,835,000       B/B2          Sheridan Acquisition Corp., 10.25%, 8/15/11            4,877,306
        1,400,000       CCC+/Caa1     TL Acquisitions, Inc., 10.5%, 1/15/15 (144A)           1,382,500
        3,700,000(d)    B-/B3         Visant Holding Corp., 0.0%, 12/1/13                    3,441,000
                                                                                          ------------
                                                                                          $ 11,376,838
                                                                                          ------------
                                      Total Media                                         $ 21,963,217
                                                                                          ------------
                                      Retailing - 2.4%
                                      Distributors - 1.3%
        4,735,000       B-/B3         Intcomex, Inc., 11.75%, 1/15/11                     $  4,829,700
          820,000       CCC/Caa1      KAR Holdings, Inc., 10.0%, 5/1/15 (144A)                 768,750
                                                                                          ------------
                                                                                          $  5,598,450
                                                                                          ------------
                                      Specialty Stores - 1.1%
        4,615,000(l)    CCC+/Caa1     Sally Holdings LLC, 10.5%, 11/15/16                 $  4,615,000
                                                                                          ------------
                                      Total Retailing                                     $ 10,213,450
                                                                                          ------------
                                      Food & Staples Retailing - 0.8%
                                      Drug Retail - 0.8%
        3,350,000       CC/Caa3       Duane Reade, Inc., 9.75%, 8/1/11                    $  3,207,625
                                                                                          ------------
                                      Total Food & Staples Retailing                      $  3,207,625
                                                                                          ------------
                                      Food, Beverage & Tobacco - 3.0%
                                      Brewers - 1.6%
        5,885,000       BBB/Baa1      Cia Brasileira de Bebida, 10.5%, 12/15/11           $  6,936,944
                                                                                          ------------
                                      Agricultural Products - 0.4%
        1,000,000(c)    BB/Ba2        Cosan SA Industria e Comercio, 8.25% (144A)         $    990,000
          500,000       B+/B1         Marfrig Overseas, Ltd., 9.625%, 11/16/16 (144A)          516,250
                                                                                          ------------
                                                                                          $  1,506,250
                                                                                          ------------
                                      Packaged Foods & Meats - 0.7%
          775,000       B+/Ba3        Bertin, Ltd., 10.25%, 10/5/16 (144A)                $    829,250
        2,410,000       B/NR          Minerva Overseas, Ltd., 9.5%, 2/1/17 (144A)            2,379,875
                                                                                          ------------
                                                                                          $  3,209,125
                                                                                          ------------


  The accompanying notes are an integral part of these financial statements. 17

Pioneer High Income Trust

--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS 9/30/07 (unaudited)                        (continued)
--------------------------------------------------------------------------------

Principal        S&P/Moody's
Amount           Ratings
USD($)           (unaudited)                                                                  Value
                               Tobacco - 0.3%
 1,230,000       B/B2          Alliance One International, Inc., 8.5%,
                                 5/15/12 (144A)                                     $  1,205,400
                                                                                    ------------
                               Total Food, Beverage & Tobacco                       $ 12,857,719
                                                                                    ------------
                               Health Care Equipment & Services - 6.8%
                               Health Care Equipment & Services - 0.6%
 2,875,000       CCC+/Caa2     Accellent, Inc., 10.5%, 12/1/13                      $  2,659,375
                                                                                    ------------
                               Health Care Supplies - 0.6%
 2,900,000(a)    CCC+/B3       Medical Services Co., 12.86%, 10/15/11               $  2,711,500
                                                                                    ------------
                               Health Care Services - 2.2%
 2,160,000       B-/B3         AMR HoldCo/Emcare HoldCo, 10.0%, 2/15/15             $  2,289,600
 4,055,000       CCC+/B3       Rural/Metro Corp., 9.875%, 3/15/15                      3,852,250
 1,880,000(b)    CCC+/B3       Surgical Care Affiliates, Inc., 8.875%,
                                 7/15/15 (144A)                                        1,786,000
 1,475,000       CCC+/Caa1     Surgical Care Affiliates, Inc., 10.0%,
                                 7/15/17 (144A)                                        1,416,000
                                                                                    ------------
                                                                                    $  9,343,850
                                                                                    ------------
                               Health Care Facilities - 2.4%
 1,200,000       B-/B3         Community Health Systems, Inc., 8.875%,
                                 7/15/15 (144A)                                     $  1,233,000
 3,800,000       CCC+/Caa1     Hanger Orthopedic Group, Inc., 10.25%, 6/1/14           3,895,000
 2,555,000(b)    BB-/B2        HCA, Inc., 9.625%, 11/15/16 (144A)                      2,727,463
   130,000       B-/B3         Psychiatric Solutions, Inc., 7.75%, 7/15/15               131,625
 2,000,000       B-/B3         Psychiatric Solutions, Inc., 7.75%, 7/15/15             2,025,000
                                                                                    ------------
                                                                                    $ 10,012,088
                                                                                    ------------
                               Managed Health Care - 1.0%
 4,400,000       B-/Caa1       Multiplan, Inc., 10.375%, 4/15/16 (144A)             $  4,400,000
                                                                                    ------------
                               Total Health Care Equipment & Services               $ 29,126,813
                                                                                    ------------
                               Pharmaceuticals & Biotechnology & Life Sciences - 3.0%
                               Biotechnology - 0.8%
 3,500,000(l)    CCC/B3        Angiotech Pharmaceuticals, Inc., 7.75%, 4/1/14       $  3,202,500
                                                                                    ------------
                               Pharmaceuticals - 2.2%
 2,000,000       B-/B2         Phibro Animal Health Corp., 10.0%, 8/1/13 (144A)     $  2,030,000
 3,000,000       CCC+/Caa1     Phibro Animal Health Corp., 13.0%, 8/1/14 (144A)        3,060,000
 4,317,000       B-/B3         Warner Chilcott Corp., 8.75%, 2/1/15                    4,468,095
                                                                                    ------------
                                                                                    $  9,558,095
                                                                                    ------------
                               Total Pharmaceuticals & Biotechnology &
                               Life Sciences                                        $ 12,760,595
                                                                                    ------------


18  The accompanying notes are an integral part of these financial statements.

Pioneer High Income Trust

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

Principal           S&P/Moody's
Amount              Ratings
USD($)              (unaudited)                                                            Value
                                  Banks - 0.4%
                                  Diversified Banks - 0.4%
 1,750,000(a)(c)    NR/B2         ALB Finance BV, 9.375%                             $  1,455,738
   400,000(a)       NR/Ba1        Banco Macro SA, 10.75%, 6/7/12                          316,000
                                                                                     ------------
                                  Total Banks                                        $  1,771,738
                                                                                     ------------
                                  Diversified Financials - 4.9%
                                  Other Diversified Financial Services - 0.1%
   605,000          B-/Caa1       PGS Solutions, Inc., 9.625%, 2/15/15 (144A)        $    564,163
                                                                                     ------------
                                  Specialized Finance - 2.0%
 7,950,000          BBB+/Baa1     GATX Financial Corp., 8.875%, 6/1/09               $  8,455,930
                                                                                     ------------
                                  Consumer Finance - 2.8%
 4,770,000          B-/Caa1       ACE Cash Express, Inc., 10.25%, 10/1/14 (144A)     $  4,781,925
 1,300,000          B+/Ba3        AmeriCredit Corp., 8.5%, 7/1/15 (144A)                1,150,500
 3,000,000          B/B1          Ford Motor Credit Co., 7.875%, 6/15/10                2,932,572
 3,000,000(a)       B/B1          Ford Motor Credit Co., 9.81%, 4/15/12                 3,104,958
                                                                                     ------------
                                                                                     $ 11,969,955
                                                                                     ------------
                                  Total Diversified Financials                       $ 20,990,048
                                                                                     ------------
                                  Insurance - 3.8%
                                  Insurance Brokers - 0.9%
 3,465,000          CCC+/Caa1     HUB International Holdings, Inc., 10.25%,
                                    6/15/15 (144A)                                   $  3,222,450
   885,000          CCC/Caa1      U.S.I. Holdings Corp., 9.75%, 5/15/15 (144A)            794,288
                                                                                     ------------
                                                                                     $  4,016,738
                                                                                     ------------
                                  Life & Health Insurance - 1.3%
 5,725,000          B/B2          Presidential Life Corp., 7.875%, 2/15/09           $  5,725,000
                                                                                     ------------
                                  Multi-Line Insurance - 1.3%
 5,300,000          BB+/Ba1       Allmerica Financial Corp., 7.625%, 10/15/25        $  5,499,105
                                                                                     ------------
                                  Reinsurance - 0.3%
   750,000(a)       BB/NR         Foundation Re, Ltd., 9.62%, 11/24/08 (144A)        $    729,540
   500,000(a)       B-/NR         Residential Reinsurance 2005, 14.071%,
                                    6/6/08 (144A)                                         482,375
                                                                                     ------------
                                                                                     $  1,211,915
                                                                                     ------------
                                  Total Insurance                                    $ 16,452,758
                                                                                     ------------
                                  Real Estate - 0.0%
                                  Real Estate Management & Development - 0.0%
   225,000(a)       B+/NR         Alto Palermo SA, 11.0%, 6/11/12 (144A)             $    194,063
                                                                                     ------------
                                  Total Real Estate                                  $    194,063
                                                                                     ------------


The accompanying notes are an integral part of these financial statements.   19

Pioneer High Income Trust

--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS 9/30/07 (unaudited)                        (continued)
--------------------------------------------------------------------------------

Principal            S&P/Moody's
Amount               Ratings
USD($)               (unaudited)                                                                  Value
                                   Software & Services - 2.5%
                                   IT Consulting & Other Services - 1.0%
      4,450(e)       CCC+/B2       MSX International UK/MXS International Business
                                     Services FR/MXS International GmbH, 12.5%,
                                     4/1/12 (144A)                                      $  4,316,500
                                                                                        ------------
                                   Data Processing & Outsourced Services - 1.3%
    640,000          CCC+/Caa1     iPayment, Inc., 9.75%, 5/15/14                       $    611,200
  5,745,000          CCC+/Caa1     Pegasus Solutions, Inc., 10.5%, 4/15/15 (144A)          5,170,500
                                                                                        ------------
                                                                                        $  5,781,700
                                                                                        ------------
                                   Application Software - 0.2%
    810,000          CCC+/Caa1     Open Solutions, Inc., 9.75%, 2/1/15 (144A)           $    779,625
                                                                                        ------------
                                   Total Software & Services                            $ 10,877,825
                                                                                        ------------
                                   Technology Hardware & Equipment - 3.4%
                                   Computer Hardware - 0.6%
  3,145,000          CCC+/Caa1     Activant Solutions, Inc., 9.5%, 5/1/16               $  2,767,600
                                                                                        ------------
                                   Office Electronics - 2.8%
 11,830,000          BB/Ba1        Xerox Capital Trust I, 8.0%, 2/1/27                  $ 11,934,826
                                                                                        ------------
                                   Total Technology Hardware & Equipment                $ 14,702,426
                                                                                        ------------
                                   Semiconductors & Semiconductor Equipment - 0.7%
                                   Semiconductors - 0.7%
  1,000,000(a)(b)    B/B1          Freescale Semiconductor, Inc., 9.875%, 12/15/14      $    925,000
  2,000,000(l)       B/B2          Freescale Semiconductor, Inc., 10.125%, 12/15/16        1,860,000
                                                                                        ------------
                                   Total Semiconductors &
                                   Semiconductor Equipment                              $  2,785,000
                                                                                        ------------
                                   Telecommunication Services - 13.4%
                                   Alternative Carriers - 0.7%
  3,120,000          CCC+/Caa1     PAETEC Holding Corp., 9.5%, 7/15/15 (144A)           $  3,120,000
                                                                                        ------------
                                   Integrated Telecommunication Services - 2.8%
  7,149,000          B-/B2         Eschelon Operating Co., 8.375%, 3/15/10              $  7,577,940
  4,070,000          B-/B3         GC Impsat Holdings I Plc, 9.875%,
                                     2/15/17 (144A)                                        3,835,975
    691,000          NR/Baa3       Tele Norte Leste Participacoes SA,
                                     8.0%, 12/18/13                                          732,460
                                                                                        ------------
                                                                                        $ 12,146,375
                                                                                        ------------


20   The accompanying notes are an integral part of these financial statements.

Pioneer High Income Trust

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

Principal        S&P/Moody's
Amount           Ratings
USD($)           (unaudited)                                                            Value
                               Wireless Telecommunication Services - 9.9%
 4,165,000       CCC+/B3       Broadview Networks Holdings, Inc., 11.375%,
                                 9/1/12 (144A)                                   $  4,321,187
 1,625,000       CCC+/Caa3     Cell C Property, Ltd., 11.0%, 7/1/15 (144A)          1,373,125
 2,855,000(a)    CCC+/Caa1     Cleveland Unlimited, Inc., 13.944%,
                                 12/15/10 (144A)                                    3,033,437
 6,900,000       CCC/Caa1      Cricket Communications, Inc., 9.375%, 11/1/14        7,003,500
 1,500,000       NR/B3         Digicel, Ltd., 9.25%, 9/1/12 (144A)                  1,541,250
 2,500,000(a)    CCC+/Caa1     Hellas Telecommunications Luxembourg II,
                                 11.11%, 1/15/15 (144A)                             2,418,750
 5,000,000       B-/B1         Hughes Network Systems LLC, 9.5%, 4/15/14            5,037,500
 2,200,000(d)    B+/B1         Inmarsat Finance II Plc, 0.0%, 11/15/12              2,106,500
 3,200,000(d)    B-/B3         Intelsat Intermediate Holding Co., Ltd.,
                                 0.0%, 2/1/15                                       2,632,000
 3,230,000       BB-/Ba3       Mobile Telesystems, 9.75%, 1/30/08 (144A)            3,258,747
 3,000,000(a)    CCC/Caa2      Rural Cellular Corp., 11.106%, 11/1/12               3,060,000
 3,200,000       B-/B3         Stratos Global Corp., 9.875%, 2/15/13                3,368,000
 3,020,000       B/B1          True Move Co, Ltd., 10.75%, 12/16/13 (144A)          3,048,992
                                                                                 ------------
                                                                                 $ 42,202,988
                                                                                 ------------
                               Total Telecommunication Services                  $ 57,469,363
                                                                                 ------------
                               Utilities - 3.3%
                               Electric Utilities - 2.9%
 2,000,000       BB-/Ba2       Aes Chivor SA ESP, 9.75%, 12/30/14 (144A)         $  2,205,000
 3,800,000       BB-/Ba3       Intergen NV, 9.0%, 6/30/17 (144A)                    3,990,000
 1,500,000       NR/NR         Mirant JPSCo. Finance, Ltd., 11.0%,
                                 7/6/16 (144A)                                      1,590,000
 4,324,500       NR/NR         Ormat Funding Corp., 8.25%, 12/30/20                 4,394,773
                                                                                 ------------
                                                                                 $ 12,179,773
                                                                                 ------------
                               Multi-Utilities - 0.4%
 2,175,000(a)    NR/NR         Power Contract Financing III LLC, 1.332%,
                                 2/5/10 (144A)                                   $  1,761,750
                                                                                 ------------
                               Total Utilities                                   $ 13,941,523
                                                                                 ------------
                               TOTAL CORPORATE BONDS & NOTES
                               (Cost $485,556,774)                               $495,402,361
                                                                                 ------------
                               CONVERTIBLE BONDS & NOTES - 0.4% of Net Assets
                               Software & Services - 0.4%
                               Systems Software - 0.4%
 1,400,000       NR/NR         Macrovision Corp., 2.625%, 8/15/11 (144A)         $  1,522,500
                                                                                 ------------
                               TOTAL CONVERTIBLE BONDS & NOTES
                               (Cost $1,400,000)                                 $  1,522,500
                                                                                 ------------


The accompanying notes are an integral part of these financial statements.   21

Pioneer High Income Trust

--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS 9/30/07 (unaudited)                        (continued)
--------------------------------------------------------------------------------

Principal                S&P/Moody's
Amount                   Ratings
USD($)                   (unaudited)                                                                   Value
                                       MUNICIPAL BONDS - 7.0% of Net Assets
                                       Indiana - 1.4%
        1,650,000        BBB/Ba1       East Chicago Industrial Pollution Control Revenue,
                                         7.0%, 1/1/14                                        $  1,715,225
        4,250,000        BBB/Ba1       Indiana Development Finance Authority Revenue,
                                         5.75%, 10/1/11                                         4,344,350
                                                                                             ------------
                                                                                             $  6,059,575
                                                                                             ------------
                                       Michigan - 0.0%
        3,000,000        NR/NR         Wayne Charter County, Special Airport Facilities
                                       Revenue, 6.75% (In Escrow)                            $          -
                                                                                             ------------
                                       New Jersey - 2.2%
        4,525,000        B/B3          New Jersey Economic Development Authority
                                         Revenue, 7.0%, 11/15/30                             $  4,707,267
        4,000,000+       AAA/Aaa       Tobacco Settlement Financing Corp.,
                                         7.0%, 6/1/41                                           4,665,400
                                                                                             ------------
                                                                                             $  9,372,667
                                                                                             ------------
                                       New York - 0.9%
        3,475,000        BB+/Ba1       New York City Industrial Development Agency,
                                       British Airways Plc Project, 7.625%, 12/1/32          $  3,786,151
                                                                                             ------------
                                       North Carolina - 1.6%
        4,800,000        NR/NR         Charlotte, Special Facilities Revenue, Charlotte/
                                         Douglas International Airport, 5.6%, 7/1/27         $  4,627,920
        2,000,000        NR/NR         Charlotte, Special Facilities Revenue, Charlotte/
                                         Douglas International Airport, 7.75%, 2/1/28           2,094,800
                                                                                             ------------
                                                                                             $  6,722,720
                                                                                             ------------
                                       Texas - 0.9%
        3,200,000(f)     AAA/Aa1       San Antonio, Texas, Electric & Gas, RIB,
                                         7.71%, 2/1/19                                       $  4,075,168
                                                                                             ------------
                                       TOTAL MUNICIPAL BONDS
                                       (Cost $23,094,220)                                    $ 30,016,281
                                                                                             ------------
                                       MUNICIPAL COLLATERALIZED DEBT OBLIGATION -
                                       0.8% of Net Assets
        3,300,000(g)     NR/NR         Non-Profit Preferred Funding Trust I, 12.5%,
                                         9/15/37                                             $  3,230,337
                                                                                             ------------
                                       TOTAL MUNICIPAL COLLATERALIZED DEBT OBLIGATION
                                       (Cost $3,293,400)                                     $  3,230,337
                                                                                             ------------
                                       SOVEREIGN DEBT OBLIGATIONS - 2.2% of Net Assets
                                       Brazil - 0.9%
ITL 4,800,000,000(d)     BB+/Baa3      Banco Nacional de Desenvolimento Bndes,
                                         8.0%, 4/28/10                                       $  3,737,030
                                                                                             ------------


22   The accompanying notes are an integral part of these financial statements.

Pioneer High Income Trust

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

Principal        S&P/Moody's
Amount           Ratings
USD($)           (unaudited)                                                              Value
                               Ecuador - 0.7%
 3,515,000(d)    CCC/Caa2      Federal Republic of Ecuador, 10.0%,
                                 8/15/30 (144A)                                    $  3,163,500
                                                                                   ------------
                               Russia - 0.6%
 2,308,400(d)    BBB+/Baa2     Russia Government International Bond,
                                 7.5%, 3/31/30                                     $  2,603,644
                                                                                   ------------
                               TOTAL SOVEREIGN DEBT OBLIGATIONS
                               (Cost $6,153,527)                                   $  9,504,174
                                                                                   ------------
                               FLOATING RATE LOAN INTERESTS - 4.2% of Net Assets (h)
                               Energy - 0.2%
                               Oil & Gas Exploration & Production - 0.2%
   710,000       B/B3          SandRidge Energy, Inc., Term Loan,
                                 8.985%, 4/1/14                                    $    706,450
   300,000       B-/Caa1       Venoco, Inc., Second Lien Term Loan,
                                 9.875%, 9/20/11                                        295,500
                                                                                   ------------
                               Total Energy                                        $  1,001,950
                                                                                   ------------
                               Materials - 0.5%
                               Steel - 0.5%
 2,295,500       B/B3          Niagara Corp., Term Loan, 10.36%, 6/29/14           $  2,192,203
                                                                                   ------------
                               Total Materials                                     $  2,192,203
                                                                                   ------------
                               Capital Goods - 0.5%
                               Building Products - 0.4%
 2,000,000       CCC+/Caa1     Custom Building Products, Inc., Second Lien Term
                                 Loan, 10.505%, 4/20/12                            $  1,900,000
                                                                                   ------------
                               Construction & Farm Machinery & Heavy Trucks - 0.1%
   397,920       B-/B3         Rental Service Corp., Second Lien Initial Term
                                 Loan, 8.86%, 11/30/13                             $    389,962
                                                                                   ------------
                               Total Capital Goods                                 $  2,289,962
                                                                                   ------------
                               Consumer Durables & Apparel - 0.5%
                               Homebuilding - 0.5%
 2,850,000       BB/Ba3        LandSource Communities Development LLC,
                                 Second Lien Term Loan, 9.999%, 2/27/14            $  2,213,501
                                                                                   ------------
                               Total Consumer Durables & Apparel                   $  2,213,501
                                                                                   ------------
                               Consumer Services - 0.5%
                               Casinos & Gaming - 0.5%
 2,500,000       CCC+/Caa1     New World Gaming Partners Holdings, Ltd.,
                                 Second Lien Term Loan, 5.5%, 12/6/14              $  2,331,250
                                                                                   ------------
                               Total Consumer Services                             $  2,331,250
                                                                                   ------------


The accompanying notes are an integral part of these financial statements.   23

Pioneer High Income Trust

--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS 9/30/07 (unaudited)                        (continued)
--------------------------------------------------------------------------------

Principal              S&P/Moody's
Amount                 Ratings
USD($)                 (unaudited)                                                            Value
                                     Household & Personal Products - 0.1%
                                     Household Products - 0.1%
          500,000      CCC+/Caa1     Huish Detergents, Inc., Second Lien Term Loan,
                                       9.76%, 10/26/14                                 $    428,333
                                                                                       ------------
                                     Total Household & Personal Products               $    428,333
                                                                                       ------------
                                     Diversified Financials - 0.7%
                                     Other Diversified Financial Services - 0.7%
  EURO  2,072,421      NR/NR         Louis Topco, Ltd., Term Loan, 12.474%, 6/1/17     $  2,874,537
                                                                                       ------------
                                     Total Diversified Financials                      $  2,874,537
                                                                                       ------------
                                     Insurance - 0.5%
                                     Insurance Brokers - 0.5%
        2,250,000      CCC/B3        AmWins Group, Inc., Second Lien Initial Term
                                       Loan, 11.07%, 6/8/14                            $  2,081,250
                                                                                       ------------
                                     Total Insurance                                   $  2,081,250
                                                                                       ------------
                                     Utilities - 0.7%
                                     Independent Power Producers & Energy Traders - 0.7%
          817,560      B+/Ba1        NRG Energy, Inc., Credit-Linked Deposit,
                                       7.11%, 2/1/13                                   $    804,020
        1,964,379      B+/Ba1        NRG Energy, Inc., Term Loan, 7.11%, 2/1/13           1,931,845
                                                                                       ------------
                                     Total Utilities                                   $  2,735,865
                                                                                       ------------
                                     TOTAL FLOATING RATE LOAN INTERESTS
                                     (Cost $19,232,761)                                $ 18,148,851
                                                                                       ------------
                                     FIXED RATE LOAN INTERESTS - 0.3% of Net Assets
                                     Energy - 0.3%
                                     Oil & Gas Exploration & Production - 0.3%
        1,070,000      B/B3          SandRidge Energy, Inc., Term Loan,
                                       8.625%, 4/1/15                                  $  1,059,300
                                                                                       ------------
                                     TOTAL FIXED RATE LOAN INTERESTS
                                     (Cost $1,070,000)                                 $  1,059,300
                                                                                       ------------
       Shares                        COMMON STOCKS - 0.4% of Net Assets
                                     Transportation - 0.2%
                                     Airlines - 0.2%
           62,126                    Northwest Airlines Corp.                          $  1,105,843
                                                                                       ------------
                                     Total Transportation                              $  1,105,843
                                                                                       ------------
                                     Pharmaceuticals & Biotechnology & Life Sciences - 0.2%
                                     Pharmaceuticals - 0.2%
           17,818                    Teva Pharmaceutical Industries, Ltd. (A.D.R.)     $    792,366
                                                                                       ------------
                                     Total Pharmaceuticals & Biotechnology &
                                       Life Sciences                                   $    792,366
                                                                                       ------------
                                     TOTAL COMMON STOCKS
                                     (Cost $2,886,220)                                 $  1,898,209
                                                                                       ------------


24   The accompanying notes are an integral part of these financial statements.

Pioneer High Income Trust

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                   S&P/Moody's
                   Ratings
Shares             (unaudited)                                                              Value
                                 WARRANTS - 0.2% of Net Assets (i)
                                 Energy - 0.2%
                                 Oil & Gas Drilling - 0.2%
   2,500,000                     Norse Energy Corp. ASA - CW11, Expires 7/14/11     $     617,825
                                                                                    -------------
                                 Total Energy                                       $     617,825
                                                                                    -------------
                                 Materials - 0.0%
                                 Forest Products - 0.0%
       1,645(g)                  Mandra Forestry Holdings, Ltd. - CW13,
                                   Expires 5/15/13                                  $           -
                                                                                    -------------
                                 Total Materials                                    $           -
                                                                                    -------------
                                 Transportation - 0.0%
                                 Railroads - 0.0%
       4,525                     Atlantic Express Transportation Corp.,
                                   Expires 4/15/08                                  $      56,562
                                                                                    -------------
                                 Total Transportation                               $      56,562
                                                                                    -------------
                                 TOTAL WARRANTS
                                 (Cost $523,408)                                    $     674,387
                                                                                    -------------
                                 TEMPORARY CASH INVESTMENTS - 4.8% of Net Assets
                                 Security Lending Collateral - 4.8%
  20,641,064                     Securities Lending Investment Fund, 5.241%         $  20,641,064
                                                                                    -------------
                                 TOTAL TEMPORARY CASH INVESTMENTS
                                 (Cost $20,641,064)                                 $  20,641,064
                                                                                    -------------
                                 TOTAL INVESTMENTS IN SECURITIES - 136.3%
                                 (Cost $565,119,400) (j) (k)                        $ 583,376,217
                                                                                    -------------
                                 OTHER ASSETS AND LIABILITIES - (0.9)%              $  (4,000,399)
                                                                                    -------------
                                 PREFERRED SHARES AT REDEMPTION VALUE,
                                 INCLUDING DIVIDENDS PAYABLE - (35.4)%              $(151,304,293)
                                                                                    -------------
                                 NET ASSETS APPLICABLE TO COMMON
                                 SHAREOWNERS - 100.0%                               $ 428,071,525
                                                                                    =============


 The accompanying notes are an integral part of these financial statements. 25

Pioneer High Income Trust

--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS 9/30/07 (unaudited)                        (continued)
--------------------------------------------------------------------------------

NR       Security not rated by S&P or Moody's.

(144A) Security is exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold normally to qualified institutional buyers in a transaction exempt from registration. At September 30, 2007, the value of these securities amounted to $184,167,124 or 43.0% of total net assets applicable to common shareowners.

+ Prerefunded bonds have been collateralized by U.S. Treasury securities or U.S. Government Agencies which are held in escrow to pay interest and principal on the tax exempt issue and to retire the bonds in full at the earliest refunding date.

(a)      Floating rate note. The rate shown is the rate at September 30, 2007.

(b) Represents a pay-in-kind security which may pay interest in additional principal.

(c)      Security is a perpetual bond and has no definite maturity date.

(d) Debt obligation initially issued at one coupon which converts to a higher coupon at a specific date. The rate shown is the rate at September 30, 2007.

(e)      Security is priced as a unit.

(f) The interest rate is subject to change periodically and inversely based upon prevailing market rates. The rate shown is the rate at September 30, 2007.

(g) Indicates a security that has been deemed illiquid. The aggregate cost of illiquid securities is $3,293,400. The aggregate value $3,230,337 represents 0.8% of the net assets.

(h) Floating rate loan interests in which the Trust invests generally pay interest at rates that are periodically redetermined by reference to a base lending rate plus a premium. These base lending rates are generally (i) the lending rate offered by one or more major European banks, such as LIBOR (London InterBank Offered Rate), (ii) the prime rate offered by one or more major United States banks, (iii) the certificate of deposit or (iv) other base lending rates used by commercial lenders. The rate shown is the coupon rate at September 30, 2007.

(i)      Non-income producing.

(j) At September 30, 2007, the net unrealized gain on investments based on cost for federal income tax purposes of $565,377,125 was as follows:

      Aggregate gross unrealized gain for all investments in which there is
        an excess of value over tax cost                                       $31,171,710

      Aggregate gross unrealized loss for all investments in which there is
        an excess of tax cost over value                                       (13,172,618)
                                                                               -----------
      Net unrealized gain                                                      $17,999,092
                                                                               ===========

         For financial reporting purposes net unrealized gain was $18,256,817 and cost of investments aggregated $565,119,400.


26   The accompanying notes are an integral part of these financial statements.

Pioneer High Income Trust

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

(k) Distribution of investments by country of issue, as a percentage of total holdings, is as follows:

            United States              74.1%
            Canada                      4.1
            Norway                      3.6
            Brazil                      3.5
            Great Britain               2.7
            Netherlands                 1.7
            Mexico                      1.5
            Cayman Islands              1.4
            Luxembourg                  1.2
            Germany                     1.0
            Bermuda                     0.9
            Virgin Islands              0.9
            Australia                   0.6
            Ecuador                     0.5
            Thailand                    0.5
            Russia                      0.5
            Colombia                    0.4
            Jamaica                     0.3
            South Africa                0.2
            Singapore                   0.2
            Israel                      0.1
            Argentina                   0.1
                                      -----
                                      100.0%
                                      =====

(l)      At September 30, 2007, the following securities were out on loan:

       Principal
          Amount     Description                                             Market Value
 $     2,605,000     Angiotech Pharmaceuticals, Inc., 7.75%, 4/1/14         $ 2,383,575
       5,905,350     Cooper-Standard Automotive, Inc., 8.375%, 12/15/14       5,137,655
       1,980,000     Freescale Semiconductor, Inc., 10.125%, 12/15/16         1,841,400
       1,569,490     Georgia Gulf Corp., 10.75%, 10/15/16                     1,365,456
       4,568,850     Sally Holdings LLC, 10.5%, 11/15/16                      4,568,850
       1,341,200     TOUSA, Inc., 10.375%, 7/1/12*                              365,477
       1,000,000     Trump Entertainment Resorts, Inc., 8.5%, 6/1/15            832,500
       3,168,000     Yankee Acquisition Corp., 9.75%, 2/15/17                 2,993,760
                                                                            -----------
                                                                            $19,488,673
                                                                            ===========

     * Awaiting pending sale, not part of portfolio at period end.

Note:    Principal amounts are denominated in U.S. dollars unless otherwise denoted.
EURO     Euro
ITL      Italian Lira
NOK      Norwegian Krone

(A.D.R.) American Depositary Receipt
RIB      Residual Interest Bonds

Purchases and sales of securities (excluding temporary cash investments) for the six months ended September 30, 2007, aggregated $95,292,488 and $31,798,532, respectively.


The accompanying notes are an integral part of these financial statements.   27

Pioneer High Income Trust

--------------------------------------------------------------------------------
STATEMENT OF ASSETS AND LIABILITIES 9/30/07 (unaudited)
--------------------------------------------------------------------------------

ASSETS:
  Investments in securities, at value (including securities
    loaned of $19,488,673) (cost $565,119,400)                    $583,376,217
  Foreign currencies, at value (cost $719,304)                         682,481
  Receivables -
    Investment securities sold                                       8,379,974
    Paydowns                                                             9,436
    Interest and foreign tax reclaim                                13,916,245
    Reinvestment of distributions                                      222,594
  Prepaid expenses                                                      30,305
                                                                  ------------
     Total assets                                                 $606,617,252
                                                                  ------------
LIABILITIES:
  Payables -
    Investment securities purchased                               $  5,197,996
    Upon return of securities loaned                                20,641,064
    Forward foreign currency portfolio hedge contracts - net           629,215
  Unrealized depreciation on unfunded loan commitment                   18,693
  Due to custodian                                                     347,728
  Due to affiliate                                                     291,146
  Accrued expenses                                                     115,592
                                                                  ------------
     Total liabilities                                            $ 27,241,434
                                                                  ------------
PREFERRED SHARES AT REDEMPTION VALUE:
  $25,000 liquidation value per share applicable to 6,040
    shares, including dividends payable of $304,293               $151,304,293
                                                                  ------------
NET ASSETS APPLICABLE TO COMMON SHAREOWNERS:
  Paid-in capital                                                 $387,328,662
  Undistributed net investment income                                9,702,990
  Accumulated net realized gain on investments and foreign
    currency transactions                                           13,446,757
  Net unrealized gain on investments                                18,238,124
  Net unrealized loss on forward foreign currency contracts
    and other assets and liabilities denominated in foreign
    currencies                                                        (645,008)
                                                                  ------------
     Net assets applicable to common shareowners                  $428,071,525
                                                                  ============
NET ASSET VALUE PER SHARE:
No par value (unlimited number of shares authorized)
  Based on $428,071,525/27,162,946 common shares                  $      15.76
                                                                  ============


28  The accompanying notes are an integral part of these financial statements.

Pioneer High Income Trust

--------------------------------------------------------------------------------
STATEMENT OF OPERATIONS (unaudited)
--------------------------------------------------------------------------------
For the Six Months Ended 9/30/07

INVESTMENT INCOME:
  Interest                                               $ 27,671,415
  Dividends (net of foreign taxes withheld $555)                2,912
  Income from securities loaned, net                           55,647
                                                         ------------
    Total investment income                                                     $ 27,729,974
                                                                                ------------
EXPENSES:
  Management fees                                        $  1,774,580
  Administrative reimbursements                                51,759
  Transfer agent fees and expenses                             29,564
  Auction agent fees                                          201,297
  Custodian fees                                               39,605
  Registration fees                                            11,478
  Professional fees                                            34,806
  Printing expense                                             21,816
  Trustees' fees                                                7,285
  Pricing fee                                                  10,300
  Miscellaneous                                                14,910
                                                         ------------
    Total expenses                                                              $  2,197,400
     Less fees paid indirectly                                                            (8)
                                                                                ------------
    Net expenses                                                                $  2,197,392
                                                                                ------------
     Net investment income                                                      $ 25,532,582
                                                                                ------------
REALIZED AND UNREALIZED GAIN (LOSS) ON
INVESTMENTS AND FOREIGN CURRENCY TRANSACTIONS:
  Net realized gain (loss) from:
    Investments                                          $  5,377,414
    Forward foreign currency contracts and other assets
     and liabilities denominated in foreign currencies     (1,202,225)          $  4,175,189
                                                         ------------           ------------
  Change in net unrealized gain (loss) from:
    Investments                                          $(27,279,414)
    Unfunded corporate loans                                  (18,693)
    Forward foreign currency contracts and other assets
     and liabilities denominated in foreign currencies        558,210           $(26,739,897)
                                                         ------------           ------------
     Net loss on investments and foreign currency
       transactions                                                             $(22,564,708)
                                                                                ------------
DISTRIBUTIONS TO PREFERRED SHAREOWNERS FROM
NET INVESTMENT INCOME                                                           $ (4,105,362)
                                                                                ------------
  Net decrease in net assets applicable to common
    shareowners resulting from operations                                       $ (1,137,488)
                                                                                ============


The accompanying notes are an integral part of these financial statements.   29

Pioneer High Income Trust

--------------------------------------------------------------------------------
STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------
For the Six Months Ended 9/30/07 and the Year Ended 3/31/07, respectively

                                                          Six Months
                                                            Ended            Year
                                                           9/30/07           Ended
                                                         (unaudited)        3/31/07
FROM OPERATIONS:
  Net investment income                                $  25,532,582    $  50,707,850
  Net realized gain on investments and foreign
    currency transactions                                  4,175,189       16,283,907
  Change in net unrealized gain (loss) on
    investments and foreign currency transactions        (26,739,897)         792,354
  Dividends and distributions to preferred
    shareowners from:
    Net investment income                                 (4,105,362)      (7,327,339)
    Net realized gains                                             -         (351,876)
                                                       -------------    -------------
     Net increase (decrease) in net assets
       applicable to common shareowners
       resulting from operations                       $  (1,137,488)   $  60,104,896
                                                       -------------    -------------
DIVIDENDS AND DISTRIBUTIONS TO COMMON
SHAREOWNERS:
  Net investment income
    ($0.83 and $1.65 per share, respectively)          $ (22,376,491)   $ (44,546,595)
  Net realized capital gains
    ($0.00 and $0.09 per share, respectively)                      -       (2,298,583)
                                                       -------------    -------------
    Total distributions to common shareowners          $ (22,376,491)   $ (46,845,178)
                                                       -------------    -------------
FROM TRUST SHARE TRANSACTIONS:
  Reinvestment of distributions                        $   1,141,147    $   2,755,523
                                                       -------------    -------------
    Net increase in net assets applicable to common
     shareowners resulting from Trust share
     transactions                                      $   1,141,147    $   2,755,523
                                                       -------------    -------------
    Net increase (decrease) in net assets applicable
     to common shareowners                             $ (22,372,832)   $  16,015,241
NET ASSETS APPLICABLE TO COMMON
SHAREOWNERS:
  Beginning of period                                    450,444,357      434,429,116
                                                       -------------    -------------
  End of period                                        $ 428,071,525    $ 450,444,357
                                                       =============    =============
  Undistributed net investment income                  $   9,702,990    $  10,652,261
                                                       =============    =============


30   The accompanying notes are an integral part of these financial statements.

Pioneer High Income Trust

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                                        Six Months
                                                           Ended         Year        Year        Year        Year      4/26/02 (b)
                                                          9/30/07        Ended       Ended       Ended       Ended        to
                                                        (unaudited)     3/31/07     3/31/06     3/31/05     3/31/04     3/31/03
Per Common Share Operating Performance
Net asset value, beginning of period                     $   16.63     $   16.13   $   16.34   $   16.20   $   13.43   $   14.33(c)
                                                         ---------     ---------   ---------   ---------   ---------   ---------
Increase (decrease) from investment operations:(a)
 Net investment income                                   $    0.94     $    1.88   $    1.88   $    1.87   $    1.77   $    1.41
 Net realized and unrealized gain (loss) on
  investments and foreign currency transactions              (0.83)         0.64        0.00(d)     0.15        2.73       (0.81)
 Dividends and distributions to preferred
   shareowners from:
   Net investment income                                     (0.15)        (0.27)      (0.19)      (0.10)      (0.06)      (0.04)
   Realized gains                                                -         (0.01)      (0.02)       0.00(d)        -           -
                                                         ---------     ---------   ---------   ---------   ---------   ---------
  Net increase (decrease) from investment
    operations                                           $   (0.04)    $    2.24   $    1.67   $    1.92   $    4.44   $    0.56
Dividends and distributions to common shareowners
  from:
  Net investment income                                      (0.83)        (1.65)      (1.65)      (1.65)      (1.65)      (1.38)
  Realized gains                                                 -         (0.09)      (0.23)      (0.13)          -           -
Capital charge with respect to issuance of:
  Common shares                                                  -             -           -           -           -       (0.03)
  Preferred shares                                               -             -           -           -       (0.02)      (0.05)
                                                         ---------     ---------   ---------   ---------   ---------   ---------
Net increase (decrease) in net asset value               $   (0.87)    $    0.50   $   (0.21)  $    0.14   $    2.77   $   (0.90)
                                                         ---------     ---------   ---------   ---------   ---------   ---------
Net asset value, end of period(e)                        $   15.76     $   16.63   $   16.13   $   16.34   $   16.20   $   13.43
                                                         =========     =========   =========   =========   =========   =========
Market value, end of period(e)                           $   16.74     $   17.84   $   16.80   $   15.12   $   16.57   $   14.49
                                                         =========     =========   =========   =========   =========   =========
Total return (f)                                             (1.28)%       17.61%      24.84%       1.97%      27.33%       7.29%
Ratios to average net assets of common shareowners
  Net expenses(g)                                             1.00%(h)      1.01%       0.99%       1.00%       0.96%       0.87%(h)
  Net investment income before preferred share dividends     11.58%(h)     11.57%      11.68%      11.60%      11.64%      11.62%(h)
  Preferred share dividends                                   1.86%(h)      1.67%       1.19%       0.63%       0.39%       0.37%(h)
  Net investment income available to common shareowners       9.72%(h)      9.90%      10.49%      10.97%      11.25%      11.25%(h)
Portfolio turnover                                               6%           27%         20%         54%         66%         49%


The accompanying notes are an integral part of these financial statements.   31

Pioneer High Income Trust

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                                        Six Months
                                                           Ended         Year        Year        Year        Year      4/26/02 (b)
                                                          9/30/07        Ended       Ended       Ended       Ended        to
                                                        (unaudited)     3/31/07     3/31/06     3/31/05     3/31/04     3/31/03
Per Common Share Operating Performance (continued)
Net assets of common shareowners, end of
  period (in thousands)                                  $ 428,072     $ 450,444   $ 434,429   $ 438,303   $ 433,556   $ 358,123
Preferred shares outstanding (in thousands)              $ 151,000     $ 151,000   $ 151,000   $ 151,000   $ 151,000   $ 101,000
Asset coverage per preferred share, end of period        $  95,923     $  99,597   $  96,940   $  97,569   $  96,781   $ 113,647
Average market value per preferred share                 $  25,000     $  25,000   $  25,000   $  25,000   $  25,000   $  25,000
Liquidation value, including dividends payable,
  per preferred share                                    $  25,050     $  25,020   $  25,015   $  25,003   $  25,000   $  25,003
Ratios to average net assets of common shareowners
  before reimbursement of organization expenses
Net expenses (g)                                              1.00%(h)      1.01%       0.99%       1.00%       0.96%       0.88%(h)
Net investment income before preferred share dividends       11.58%(h)     11.57%      11.68%      11.60%      11.64%      11.61%(h)
Preferred share dividends                                     1.86%(h)      1.67%       1.19%       0.63%       0.39%       0.37%(h)
Net investment income available to common shareowners         9.72%(h)      9.90%      10.49%      10.97%      11.25%      11.24%(h)

(a) The per common share data presented above is based upon the average common shares outstanding for the periods presented.
(b)  Trust shares were first publicly offered on April 26, 2002.
(c) Net asset value immediately after the closing of the first public offering was $14.30.
(d)  Amount is less than $0.01 per common share.
(e) Net asset value and market value are published in Barron's on Saturday, The Wall Street Journal on Monday and The New York Times on Monday and Saturday.
(f) Total investment return is calculated assuming a purchase of common shares at the current market value on the first day and a sale at the current market value on the last day of the periods reported. Dividends and distributions, if any, are assumed for purposes of this calculation to be reinvested at prices obtained under the Trust's dividend reinvestment plan. Total investment return does not reflect brokerage commissions. Total investment returns less than a full period are not annualized. Past performance is not a guarantee of future results.
(g) Ratios do not reflect the effect of dividend payments to preferred shareowners.
(h)  Annualized.

The information above represents the operating performance data for a share of common stock outstanding, total investment return, ratios to average net assets of common shareowners and other supplemental data for the periods indicated. This information has been determined based upon financial information provided in the financial statements and market value data for the Trust's common shares.


32  The accompanying notes are an integral part of these financial statements.

Pioneer High Income Trust

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS 9/30/07 (unaudited)
--------------------------------------------------------------------------------

1.   Organization and Significant Accounting Policies

Pioneer High Income Trust (the "Trust") was organized as a Delaware statutory trust on January 30, 2002. Prior to commencing operations on April 26, 2002, the Trust had no operations other than matters relating to its organization and registration as a diversified, closed-end management investment company under the Investment Company Act of 1940, as amended.

The Trust's investments in certain foreign markets or countries with limited developing markets may subject the Trust to a greater degree of risk than in a developed market. These risks include disruptive political or economic conditions and the possible imposition of adverse governmental laws or currency exchange restrictions.

Information regarding the Trust's principal risks is contained in the Trust's original offering prospectus, with additional information included in the Trust's Shareowner reports from time to time. Please refer to those documents when considering the Trust's risks. At times, the Trust's investments may represent industries or industry sectors that are interrelated or have common risks, making it more susceptible to any economic, political, or regulatory developments or other risks affecting those industries or sectors. Under normal market conditions, the Trust invests at least 80% of its assets in below investment grade (high-yield) debt securities, loans and preferred stocks. Because the Trust's investments will be concentrated in the high-yield securities, it will be subject to risks of such securities. Below investment grade securities are commonly referred to as "junk bonds" and are considered speculative with respect to the issuer's capacity to pay interest and repay principal.

The Trust's financial statements have been prepared in conformity with U.S. generally accepted accounting principles that require the management of the Trust to, among other things, make estimates and assumptions that affect the reported amounts of assets and liabilities, and the reported amounts of income, expenses and gains and losses on investments during the reporting year. Actual results could differ from those estimates.

The following is a summary of significant accounting policies followed by the Trust in the preparation of its financial statements, which are

Pioneer High Income Trust

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS 9/30/07 (unaudited)                  (continued)
--------------------------------------------------------------------------------

consistent with those policies generally accepted in the investment company industry:

A.   Security Valuation

     Security transactions are recorded as of trade date. Senior Loans are valued in accordance with guidelines established by the Board of Trustees at the mean between the last available bid and asked prices from one or more brokers or dealers as obtained from Loan Pricing Corporation. For the limited number of Senior Loans for which no reliable price quotes are available, such Senior Loans will be valued by Loan Pricing Corporation through the use of pricing matrices to determine valuations.

     Fixed-income securities are valued at prices supplied by independent pricing services, which consider such factors as Treasury spreads, yields, maturities and ratings. Valuations may be supplemented by values obtained from dealers and other sources, as required. Equity securities are valued at the last sale price on the principal exchanges where they are traded. Securities or loans for which market quotations are not readily available are valued at their fair values as determined by, or under the direction of, the Board of Trustees. Trading in foreign securities is substantially completed each day at various times prior to the close of the NYSE. The values of such securities used in computing the net asset value of the Trust's shares are determined as of such times. The Trust may also use the fair value of a security, including a non-U.S. security, when the closing market price on the primary exchange where the security is traded no longer accurately reflects the value of the security as of the close of the exchange. As of September 30, 2007, the Trust had no fair valued securities. Temporary cash investments are valued at either amortized cost or net asset value.

     Dividend income is recorded on the ex-dividend date, except that certain dividends from foreign securities where the ex-dividend date may have passed are recorded as soon as the Trust becomes aware of the ex-dividend data in the exercise of reasonable diligence. Discount and premium on debt securities are accreted or amortized, respectively, daily, on an effective yield to maturity basis and are included in interest income. Premiums and discounts

Pioneer High Income Trust

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

     related to certain mortgage-backed securities are amortized or accreted in proportion to the underlying monthly paydowns. Interest income, including income on interest bearing cash accounts, is recorded on an accrual basis.

     Gains and losses on sales of investments are calculated on the identified cost method for both financial reporting and federal income tax purposes.

B.   Foreign Currency Translation

     The books and records of the Trust are maintained in U.S. dollars. Amounts denominated in foreign currencies are translated into U.S. dollars using current exchange rates.

     Net realized gains and losses on foreign currency transactions represent, among other things, the net realized gains and losses on foreign currency contracts, disposition of foreign currencies and the difference between the amount of income accrued and the U.S. dollars actually received. Further, the effects of changes in foreign currency exchange rates on investments are not segregated in the Statement of Operations from the effects of changes in market price of those securities but are included with the net realized and unrealized gain or loss on investments.

C.   Forward Foreign Currency Contracts

     The Trust enters into forward foreign currency contracts (contracts) for the purchase or sale of a specific foreign currency at a fixed price on a future date as a hedge or cross-hedge against either specific investment transactions (settlement hedges) or portfolio positions (portfolio hedges). All contracts are marked to market daily at the applicable exchange rates, and any resulting unrealized gains or losses are recorded in the Trust's financial statements. The Trust records realized gains and losses at the time a portfolio hedge is offset by entry into a closing transaction or extinguished by delivery of the currency. Risks may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of the contract and from unanticipated movements in the value of foreign currencies relative to the U.S. dollar (see Note 5).

Pioneer High Income Trust

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS 9/30/07 (unaudited)                  (continued)
--------------------------------------------------------------------------------

D.   Federal Income Taxes

     It is the Trust's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income and net realized capital gains, if any, to its shareowners. Therefore, no federal income tax provision is required.

     The amounts and characterizations of distributions to shareowners for financial reporting purposes are determined in accordance with federal income tax rules. Therefore, the source of the Trust's distributions may be shown in the accompanying financial statements as either from or in excess of net investment income or net realized gain on investment and foreign currency transactions, or from paid-in capital, depending on the type of book/tax differences that may exist.

     The tax character of current year distributions paid to common and preferred shareowners will be determined at the end of the fiscal year. The distribution during the year ended March 31, 2007 was as follows:

--------------------------------------------------------------------------------
                                                                2007
--------------------------------------------------------------------------------
Distributions paid from:
Ordinary Income                                              $ 51,873,934
Net long-term capital gains                                     2,650,459
                                                             ------------
    Total taxable distribution                               $ 54,524,393
                                                             ============
--------------------------------------------------------------------------------

     The following shows components of distributable earnings on a federal income tax basis at March 31, 2007.

--------------------------------------------------------------------------------
                                                                2007
--------------------------------------------------------------------------------
Undistributed ordinary income                                $ 12,689,853
Long-term capital gain                                          7,928,680
Dividends payable                                                (123,078)
Unrealized appreciation                                        43,761,387
                                                             ------------
    Total                                                    $ 64,256,842
                                                             ============
--------------------------------------------------------------------------------

Pioneer High Income Trust

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

     The difference between book basis and tax basis unrealized appreciation is primarily attributable to the tax deferral of losses on straddles and wash sales, the realization for tax purposes of unrealized gains on certain foreign currency contracts, the difference between book and tax amortization methods for premiums and discounts on fixed income securities and the accrual of income on securities in default.

E.   Repurchase Agreements

     With respect to repurchase agreements entered into by the Trust, the value of the underlying securities (collateral), including accrued interest received from counterparties, is required to be at least equal to or in excess of the repurchase agreement at the time of purchase. The collateral for all repurchase agreements is held in safekeeping in the customer-only account of the Trust's custodian, or subcustodians. Pioneer Investment Management, Inc., the Trust's investment adviser, is responsible for determining that the value of the collateral remains at least equal to the repurchase price.

F.   Securities Lending

     The Trust lends securities in its portfolio to certain broker-dealers or other institutional investors, with the Trust's custodian acting as the lending agent. When entering into a loan, the Trust receives collateral which is maintained by the custodian and earns income in the form of negotiated lenders' fees. The Trust also continues to receive interest or payments in lieu of dividends on the securities loaned. Unrealized gain or loss on the fair value of the loaned securities that may occur during the term of the loan will be for the account of the Trust. The loans are secured by collateral of at least 102%, at all times, of the fair value of the securities loaned. The amount of the collateral will be adjusted daily to reflect any price fluctuation in the value of the loaned securities. The Trust has the right under the securities lending arrangement to recover the securities on loan from the borrower on demand. The Trust invests cash collateral in the Securities Lending Investment Fund which is sponsored by Brown Brothers Harriman & Co., the Trust's custodian.

Pioneer High Income Trust

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS 9/30/07 (unaudited)                  (continued)
--------------------------------------------------------------------------------

G.   Automatic Dividend Reinvestment Plan

     All common shareowners automatically participate in the Automatic Dividend Reinvestment Plan (the "Plan"), under which participants receive all dividends and capital gain distributions (collectively, "dividends") in full and fractional common shares of the Trust in lieu of cash. Shareowners may elect not to participate in the Plan. Shareowners not participating in the Plan receive all dividends and capital gain distributions in cash. Participation in the Plan is completely voluntary and may be terminated or resumed at any time without penalty by notifying American Stock Transfer & Trust Company, the agent for shareowners in administering the Plan (the "Plan Agent"), in writing prior to any dividend record date; otherwise such termination or resumption will be effective with respect to any subsequently declared dividend or other distribution.

     Whenever the Trust declares a dividend on common shares payable in cash, participants in the Plan will receive the equivalent in common shares acquired by the Plan Agent either (i) through receipt of additional unissued but authorized common shares from the Trust or (ii) by purchase of outstanding common shares on the New York Stock Exchange or elsewhere. If, on the payment date for any dividend, the net asset value per common share is equal to or less than the market price per share plus estimated brokerage trading fees ("market premium"), the Plan Agent will invest the dividend amount in newly issued common shares. The number of newly issued common shares to be credited to each account will be determined by dividing the dollar amount of the dividend by the net asset value per common share on the date the shares are issued, provided that the maximum discount from the then current market price per share on the date of issuance does not exceed 5%. If, on the payment date for any dividend, the net asset value per common share is greater than the market value ("market discount"), the Plan Agent will invest the dividend amount in common shares acquired in open-market purchases. There are no brokerage charges with respect to newly issued common shares. However, each participant will pay a pro rata share of brokerage trading fees incurred with respect to the Plan Agent's open-market purchases. Participating in the Plan does not relieve shareowners from any federal, state or local taxes which may be due on dividends paid in any taxable year. Shareowners holding Plan

Pioneer High Income Trust

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

     shares in a brokerage account may not be able to transfer the shares to another broker and continue to participate in the Plan.

2.   Management Agreement

Pioneer Investment Management, Inc. ("PIM"), a wholly owned indirect subsidiary of UniCredito Italiano S.p.A. ("UniCredito Italiano"), manages the Trust's portfolio. Management fees payable under the Trust's Advisory Agreement with PIM are calculated daily at the annual rate of 0.60% of the Trust's average daily managed assets. "Managed assets" is the average daily value of the Trust's total assets minus the sum of the Trust's liabilities, which liabilities exclude debt related to leverage, short-term debt and the aggregate liquidation preference of any outstanding preferred shares. For the six months ended September 30, 2007, the net management fee was equivalent to 0.60% of the Trust's average daily managed assets, which was equivalent to 0.81% of the Trust's average daily net assets attributable to the common shareowners.

In addition, under PIM's management and administration agreements, certain other services and costs are paid by PIM and reimbursed by the Trust. At September 30, 2007, $291,146 was payable to PIM related to management costs, administrative costs and certain other services and is in included in "Due to affiliate" on the Statement of Assets and Liabilities.

PIM has retained Princeton Administrators, LLC ("Princeton") to provide certain administrative services to the Trust on its behalf. PIM pays Princeton a monthly fee at an annual rate of 0.07% of the average daily value of the Trust's managed assets up to $500 million and 0.03% for average daily managed assets in excess of $500 million, subject to a minimum monthly fee of $10,000. Princeton receives no compensation directly from the Trust.

3.   Transfer Agents

Pioneer Investment Management Shareholder Services, Inc. ("PIMSS"), a wholly owned indirect subsidiary of UniCredito Italiano, through a sub-transfer agency agreement with American Stock Transfer & Trust Company, provides substantially all transfer agent and shareowner services related to the Trust's common shares at negotiated rates. Deutsche Bank Trust Company Americas ("Deutsche Bank") is the transfer agent, registrar, dividend paying agent and redemption agent with respect to the Trust's Auction Market Preferred

Pioneer High Income Trust

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS 9/30/07 (unaudited)                  (continued)
--------------------------------------------------------------------------------

Shares ("AMPS"). The Trust pays Deutsche Bank an annual fee, as is agreed to from time to time by the Trust and Deutsche Bank, for providing such services.

4.   Expense Offset Arrangements

The Trust has entered into an arrangement with its custodian whereby credits realized as a result of uninvested cash balances are used to reduce a portion of the Trust's custodian expenses. For the six months ended September 30, 2007, the Trust expenses were reduced by $8 under such arrangement.

5.   Forward Foreign Currency Contracts

During the six months ended September 30, 2007, the Trust had entered into contracts that obligate the Trust to deliver currencies at specified future dates. At the maturity of a contract, the Trust must make delivery of the foreign currency. Alternatively, prior to the settlement date of contracts, the Trust may close out such contracts by entering into an offsetting hedge contract.

Open portfolio hedges at September 30, 2007 were as follows:

---------------------------------------------------------------------------------------------------
                Net                                                                    Net
             Contracts         In Exchange      Settlement                         Unrealized
Currency     to Deliver          For US$           Date           US$ Value        Gain (Loss)
---------------------------------------------------------------------------------------------------
  EURO      (4,000,000)       $(5,492,488)        2/4/08        $(5,699,134)       $(206,646)
  EURO      (5,950,000)        (8,059,632)       6/11/08         (8,482,201)        (422,569)
                                                                                   ---------
    Total                                                                          $(629,215)
                                                                                   =========
---------------------------------------------------------------------------------------------------

As of September 30, 2007, the Trust had no outstanding forward cur rency settlement hedges.

6.   Unfunded Loan Commitments

As of September 30, 2007, the Trust had unfunded loan commitments of approximately $717,000 which could be extended at the option of the borrower, pursuant to the following loan agreements:

--------------------------------------------------------------------------------
                                                            Unfunded
                                                           Commitment
Borrower                                                 (in thousands)
--------------------------------------------------------------------------------
NRG Holdings, Inc., HoldCo Delayed Draw Term Loan           $ 717
--------------------------------------------------------------------------------

Pioneer High Income Trust

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

7.   Trust Shares

There are an unlimited number of common shares of beneficial interest authorized. Of the 27,162,946 common shares of beneficial interest outstanding at September 30, 2007, PIM owned 6,981 shares.

Transactions in common shares of beneficial interest for the six months ended September 30, 2007 and the year ended March 31, 2007 were as follows:

--------------------------------------------------------------------------------
                                            9/2007        3/2007
--------------------------------------------------------------------------------
Shares outstanding at
  beginning of period                     27,093,609     26,931,420
Reinvestment of distributions                 69,337        162,189
                                          ----------     ----------
Shares outstanding at
  end of period                           27,162,946     27,093,609
                                          ==========     ==========
--------------------------------------------------------------------------------

The Trust may classify or reclassify any unissued common shares of beneficial interest into one or more series of preferred shares of beneficial interest. As of September 30, 2007, there were 6,040 AMPS as follows: Series M7-2,020, Series W28-2,020 and Series TH7-2,000.

Dividends on Series M7 and Series TH7 are cumulative at a rate, which is reset every seven days based on the results of an auction. Dividends on Series W28 are also cumulative at a rate reset every 28 days based on the results of an auction. Dividend rates ranged from 4.95% to 6.50% during the six months ended September 30, 2007.

The Trust may not declare dividends or make other distributions on its common shares or purchase any such shares if, at the time of the declaration, distribution or purchase, asset coverage with respect to the outstanding preferred shares would be less than 200%.

The AMPS are redeemable at the option of the Trust, in whole or in part, on any dividend payment date at $25,000 per share plus any accumulated or unpaid dividends, whether or not declared. The AMPS are also subject to mandatory redemption at $25,000 per share plus any accumulated or unpaid dividends, whether or not declared, if certain requirements relating to the composition of the assets and

Pioneer High Income Trust

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS 9/30/07 (unaudited)                  (continued)
--------------------------------------------------------------------------------

liabilities of the Trust as set forth in the Agreement and Declaration of Trust are not satisfied.

The holders of AMPS have voting rights equal to the holders of the Trust's common shares (one vote per share) and will vote together with holders of the common shares as a single class. However, holders of AMPS are also entitled to elect two of the Trust's Trustees. In addition, the Investment Company Act of 1940, as amended, requires that along with approval by shareowners that might otherwise be required, the approval of the holders of a majority of any outstanding preferred shares, voting separately as a class, would be required to
(a) adopt any plan of reorganization that would adversely affect the preferred shares and (b) take any action requiring a vote of security holders, including, among other things, changes in the Trust's subclassification as a closed-end management investment company or changes in its fundamental investment restrictions.

8.   New Pronouncements

In September 2006, Statement of Financial Accounting Standards No. 157, Fair Value Measurements ("SFAS 157"), was issued and is effective for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. At this time, management is currently evaluating the implications of SFAS 157 and its impact on the Trust's financial statement disclosures, if any, has not been determined.

9.   Subsequent Events

Subsequent to September 30, 2007, the Board of Trustees of the Trust declared a dividend from undistributed net investment income of $0.1375 per common share payable October 31, 2007, to shareowners of record on October 15, 2007.

Subsequent to September 30, 2007, dividends declared and paid on preferred shares totaled $696,385 in aggregate for the three outstanding preferred share series through November 6, 2007.

Pioneer High Income Trust

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

ADDITIONAL INFORMATION (unaudited)

During the period, there have been no material changes in the Trust's investment objective or fundamental policies that have not been approved by the shareowners. There have been no changes in the Trust's charter or By-Laws that would delay or prevent a change in control of the Trust which have not been approved by the shareowners. There have been no changes in the principal risk factors associated with investment in the Trust. Day-to-day management of the Trust's portfolio is the responsibility of Andrew Feltus. Mr. Feltus is supported by the fixed income team. Members of this team manage other Pioneer funds investing primarily in fixed income securities. The portfolio manager and the team also may draw upon the research and investment management expertise of the global research team, which provides fundamental research on companies and includes members from Pioneer's affiliate, Pioneer Investment Management Limited. Mr. Feltus, a vice president, joined Pioneer in 1994 and has been an investment professional for more than 10 years.

Notice is hereby given in accordance with Section 23(c) of the Investment Company Act of 1940 that the Trust may purchase, from time to time, its common shares in the open market.

Additional Information Regarding the Trust's Investment Policies

Event-Linked Bonds

The Trust may invest in "event-linked" bonds, which sometimes are referred to as "insurance-linked" or "catastrophe" bonds. Event-linked bonds are debt obligations for which the return of principal and the payment of interest are contingent on the non-occurrence of a pre-defined "trigger" event, such as a hurricane or an earthquake of a specific magnitude. For some event-linked bonds, the trigger event's magnitude may be based on losses to a company or industry, industry indexes or readings of scientific instruments rather than specified actual losses. If a trigger event, as defined within the terms of an event-linked bond, involves losses or other metrics exceeding a specific magnitude in the geographic region and time period specified therein, the Trust may lose a portion or all of its accrued interest and/or principal invested in such event-linked bond. The Trust is entitled to receive principal and interest payments so long as no trigger event occurs of the description and magnitude specified by the instrument.

Pioneer High Income Trust

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS 9/30/07 (unaudited)                  (continued)
--------------------------------------------------------------------------------

Event-linked bonds may be issued by government agencies, insurance companies, reinsurers, special purpose corporations or other on-shore or off-shore entities. In addition to the specified trigger events, event-linked bonds may also expose the Trust to other risks, including but not limited to issuer (credit) default, adverse regulatory or jurisdictional interpretations and adverse tax consequences. Event-linked bonds are subject to the risk that the model used to calculate the probability of a trigger event was not accurate and underestimated the likelihood of a trigger event. Upon the occurrence or possible occurrence of a trigger event, and until the completion of the processing and auditing of applicable loss claims, the Trust's investment in such event-linked bond may be priced using fair value methods. As a relatively new type of financial instrument, there is limited trading history for these securities, and there can be no assurance that a more liquid market in these instruments will develop.

Event-linked bonds are typically rated by at least one nationally recognized rating agency, but also may be unrated. The rating for an event-linked bond primarily reflects the rating agency's calculated probability that a pre-defined trigger event will occur. This rating also assesses the event-linked bond's credit risk and model used to calculate the probability of a trigger event.

CEO CERTIFICATION DISCLOSURE (unaudited)

The Trust's Chief Executive Officer has submitted to the New York Stock Exchange the annual CEO certification as required by Section 303A.12(a) of the NYSE Listed Company Manual. In addition, the Trust has filed with the Securities and Exchange Commission the certification of its Chief Executive Officer and Chief Financial Officer required by Section 302 of the Sarbanes-Oxley Act.

Pioneer High Income Trust

--------------------------------------------------------------------------------
RESULTS OF SHAREOWNER MEETING (unaudited)
--------------------------------------------------------------------------------

On September 11, 2007, Pioneer High Income Trust held its annual meeting of shareowners to elect Class II Trustees. All Class II Trustees were elected. Here are the detailed results of the votes.

Proposal 1 - To elect Class II Trustees.

--------------------------------------------------------------------------------
Nominee                                Affirmative            Withheld
--------------------------------------------------------------------------------
David R. Bock                           24,423,450             283,027
Stephen K. West                         24,416,488             289,989
John F. Cogan, Jr.+                          4,467                  18
--------------------------------------------------------------------------------

+    Elected by Preferred Shares only

Pioneer High Income Trust

--------------------------------------------------------------------------------
TRUSTEES, OFFICERS AND SERVICE PROVIDERS
--------------------------------------------------------------------------------

Trustees                                     Officers
John F. Cogan, Jr., Chairman                 John F. Cogan, Jr., President
David R. Bock                                Daniel K. Kingsbury, Executive
Mary K. Bush                                   Vice President
Margaret B.W. Graham                         Vincent Nave, Treasurer
Daniel K. Kingsbury                          Dorothy E. Bourassa, Secretary
Thomas J. Perna
Marguerite A. Piret
Stephen K. West
John Winthrop

Investment Adviser
Pioneer Investment Management, Inc.

Custodian
Brown Brothers Harriman & Co.

Legal Counsel
Bingham McCutchen LLP

Transfer Agent
Pioneer Investment Management Shareholder Services, Inc.

Shareowner Services and Sub-Transfer Agent
American Stock Transfer & Trust Company

Preferred Share Auction/Transfer Agent and Registrar
Deutsche Bank Trust Company Americas

Sub-Administrator
Princeton Administrators, LLC

Proxy Voting Policies and Procedures of the Trust are available without charge, upon request, by calling our toll free number (1-800-225-6292). Information regarding how the Trust voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is publicly available to shareowners at www.pioneerinvestments.com. This information is also available on the Securities and Exchange Commission's web site at http://www.sec.gov.


46
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52
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HOW TO CONTACT PIONEER
--------------------------------------------------------------------------------

We are pleased to offer a variety of convenient ways for you to contact us for assistance or information.

You can call American Stock Transfer & Trust Company (AST) for:

Account Information                                1-800-710-0935

Or write to AST:

For                                                Write to
General inquiries, lost dividend checks,           American Stock
change of address, lost stock certificates,        Transfer & Trust
stock transfer                                     Operations Center
                                                   6201 15th Ave.
                                                   Brooklyn, NY 11219

Dividend reinvestment plan (DRIP)                  American Stock
                                                   Transfer & Trust
                                                   Wall Street Station
                                                   P.O. Box 922
                                                   New York, NY 10269-0560

Website                                            www.amstock.com

For additional information, please contact your investment advisor or visit our web site www.pioneerinvestments.com.

The Trust files a complete statement of investments with the Securities and Exchange Commission for the first and third quarters for each fiscal year on Form N-Q. Shareowners may view the filed Form N-Q by visiting the Commission's web site at http://www.sec.gov. The filed form may also be viewed and copied at the Commission's Public Reference Room in Washington, DC. Information regarding the operations of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

The Trust's Chief Executive Officer is required by the New York Stock Exchange's Listing Standards to file annually with the Exchange a certification that he is not aware of any violation by the Trust of the Exchange's Corporate Governance Standards applicable to the Trust. The Trust has filed such certification.


ITEM 2. CODE OF ETHICS.

(a) Disclose whether, as of the end of the period covered by the report, the registrant has adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party. If the registrant has not adopted such a code of ethics, explain why it has not done so.

The registrant has adopted, as of the end of the period covered by this report, a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer and controller.

(b) For purposes of this Item, the term "code of ethics" means written standards that are reasonably designed to deter wrongdoing and to promote:

        (1) Honest and ethical conduct, including the ethical handling of actual or apparent conflicts of interest between personal and professional relationships;

        (2) Full, fair, accurate, timely, and understandable disclosure in reports and documents that a registrant files with, or submits to, the Commission and in other public communications made by the registrant;

        (3) Compliance with applicable governmental laws, rules, and regulations;

        (4) The prompt internal reporting of violations of the code to an appropriate person or persons identified in the code; and

        (5) Accountability for adherence to the code.

(c) The registrant must briefly describe the nature of any amendment, during the period covered by the report, to a provision of its code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, and that relates to any element of the code of ethics definition enumerated in paragraph (b) of this Item. The registrant must file a copy of any such amendment as an exhibit pursuant to Item 10(a), unless the registrant has elected to satisfy paragraph (f) of this Item by posting its code of ethics on its website pursuant to paragraph (f)(2) of this Item, or by undertaking to provide its code of ethics to any person without charge, upon request, pursuant to paragraph (f)(3) of this Item.

The registrant has made no amendments to the code of ethics during the period covered by this report.

(d) If the registrant has, during the period covered by the report, granted a waiver, including an implicit waiver, from a provision of the code of ethics to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, that relates to one or more of the items set forth in paragraph (b) of this Item, the registrant must briefly describe the nature of the waiver, the name of the person to whom the waiver was granted, and the date of the waiver.

Not applicable.

(e) If the registrant intends to satisfy the disclosure requirement under paragraph (c) or (d) of this Item regarding an amendment to, or a waiver from, a provision of its code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions and that relates to any element of the code of ethics definition enumerated in paragraph (b) of this Item by posting such information on its Internet website, disclose the registrant's Internet address and such intention.

Not applicable.

(f) The registrant must:

        (1) File with the Commission, pursuant to Item 10(a), a copy of its code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, as an exhibit to its annual report on this Form N-CSR;

        (2) Post the text of such code of ethics on its Internet website and disclose, in its most recent report on this Form N-CSR, its Internet address and the fact that it has posted such code of ethics on its Internet website; or

        (3) Undertake in its most recent report on this Form N-CSR to provide to any person without charge, upon request, a copy of such code of ethics and explain the manner in which such request may be made.
	See Item 10(2)

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

(a) (1) Disclose that the registrant's board of trustees has determined that the registrant either:

    (i) Has at least one audit committee financial expert serving on its audit committee; or

    (ii) Does not have an audit committee financial expert serving on its audit committee.

The registrant's Board of Trustees has determined that the registrant has at least one audit committee financial expert.

    (2) If the registrant provides the disclosure required by paragraph
(a)(1)(i) of this Item, it must disclose the name of the audit committee financial expert and whether that person is "independent." In order to be considered "independent" for purposes of this Item, a member of an audit committee may not, other than in his or her capacity as a member of the audit committee, the board of trustees, or any other board committee:

    (i) Accept directly or indirectly any consulting, advisory, or other compensatory fee from the issuer; or

    (ii) Be an "interested person" of the investment company as defined in
         Section 2(a)(19) of the Act (15 U.S.C. 80a-2(a)(19)).

Ms. Marguerite A. Piret, an independent trustee, is such an audit committee financial expert.

    (3) If the registrant provides the disclosure required by paragraph (a)(1)
(ii) of this Item, it must explain why it does not have an audit committee financial expert.

Not applicable.


ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

(a) Disclose, under the caption AUDIT FEES, the aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the registrant's annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years.

N/A

(b) Disclose, under the caption AUDIT-RELATED FEES, the aggregate fees billed in each of the last two fiscal years for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant's financial statements and are not reported under paragraph (a) of this Item. Registrants shall describe the nature of the services comprising the fees disclosed under this category.

N/A


(c) Disclose, under the caption TAX FEES, the aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning. Registrants shall describe the nature of the services comprising the fees disclosed under this category.

N/A


(d) Disclose, under the caption ALL OTHER FEES, the aggregate fees billed in each of the last two fiscal years for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through
(c) of this Item. Registrants shall describe the nature of the services comprising the fees disclosed under this category.

N/A


(e) (1) Disclose the audit committee's pre-approval policies and procedures described in paragraph (c)(7) of Rule 2-01 of Regulation S-X.

 PIONEER FUNDS
            APPROVAL OF AUDIT, AUDIT-RELATED, TAX AND OTHER SERVICES
                       PROVIDED BY THE INDEPENDENT AUDITOR

                  SECTION I - POLICY PURPOSE AND APPLICABILITY

The Pioneer Funds recognize the importance of maintaining the independence of their outside auditors. Maintaining independence is a shared responsibility involving Pioneer Investment Management, Inc ("PIM"), the audit committee and the independent auditors.

The Funds recognize that a Fund's independent auditors: 1) possess knowledge of the Funds, 2) are able to incorporate certain services into the scope of the audit, thereby avoiding redundant work, cost and disruption of Fund personnel and processes, and 3) have expertise that has value to the Funds. As a result, there are situations where it is desirable to use the Fund's independent auditors for services in addition to the annual audit and where the potential for conflicts of interests are minimal. Consequently, this policy, which is intended to comply with Rule 210.2-01(C)(7), sets forth guidelines and procedures to be followed by the Funds when retaining the independent audit firm to perform audit, audit-related tax and other services under those circumstances, while also maintaining independence.

Approval of a service in accordance with this policy for a Fund shall also constitute approval for any other Fund whose pre-approval is required pursuant to Rule 210.2-01(c)(7)(ii).

In addition to the procedures set forth in this policy, any non-audit services that may be provided consistently with Rule 210.2-01 may be approved by the Audit Committee itself and any pre-approval that may be waived in accordance with Rule 210.2-01(c)(7)(i)(C) is hereby waived.

Selection of a Fund's independent auditors and their compensation shall be determined by the Audit Committee and shall not be subject to this policy.

                               SECTION II - POLICY

---------------- -------------------------------- -------------------------------------------------
SERVICE           SERVICE CATEGORY DESCRIPTION      SPECIFIC PRE-APPROVED SERVICE SUBCATEGORIES
CATEGORY
---------------- -------------------------------- -------------------------------------------------
I.  AUDIT        Services that are directly       o Accounting research assistance
SERVICES         related to performing the        o SEC consultation, registration
                 independent audit of the Funds     statements, and reporting
                                                  o Tax accrual related matters
                                                  o Implementation of new accounting
                                                    standards
                                                  o Compliance letters (e.g. rating agency
                                                    letters)
                                                  o Regulatory reviews and assistance
                                                    regarding financial matters
                                                  o Semi-annual reviews (if requested)
                                                  o Comfort letters for closed end
                                                    offerings
---------------- -------------------------------- -------------------------------------------------
II.              Services which are not           o AICPA attest and agreed-upon procedures
AUDIT-RELATED    prohibited under Rule            o Technology control assessments
SERVICES         210.2-01(C)(4) (the "Rule")      o Financial reporting control assessments
                 and are related extensions of    o Enterprise security architecture
                 the audit services support the     assessment
                 audit, or use the
                 knowledge/expertise gained
                 from the audit procedures as a
                 foundation to complete the
                 project.  In most cases, if
                 the Audit-Related Services are
                 not performed by the Audit
                 firm, the scope of the Audit
                 Services would likely
                 increase.  The Services are
                 typically well-defined and
                 governed by accounting
                 professional standards (AICPA,
                 SEC, etc.)
---------------- -------------------------------- -------------------------------------------------
 ------------------------------------- ------------------------------------
   AUDIT COMMITTEE APPROVAL POLICY               AUDIT COMMITTEE
                                                REPORTING POLICY
 ------------------------------------- ------------------------------------
 o "One-time" pre-approval             o A summary of all such
   for the audit period for all          services and related fees
   pre-approved specific service         reported at each regularly
   subcategories.  Approval of the       scheduled Audit Committee
   independent auditors as               meeting.
   auditors for a Fund shall
   constitute pre approval for
   these services.
 ------------------------------------- ------------------------------------
 o "One-time" pre-approval             o A summary of all such
   for the fund fiscal year within       services and related fees
   a specified dollar limit              (including comparison to
   for all pre-approved                  specified dollar limits)
   specific service subcategories        reported quarterly.

 o Specific approval is
   needed to exceed the
   pre-approved dollar limit for
   these services (see general
   Audit Committee approval policy
   below for details on obtaining
   specific approvals)

 o Specific approval is
   needed to use the Fund's
   auditors for Audit-Related
   Services not denoted as
   "pre-approved", or
   to add a specific service
   subcategory as "pre-approved"
 ------------------------------------- ------------------------------------

                     SECTION III - POLICY DETAIL, CONTINUED

----------------------- --------------------------- -----------------------------------------------
   SERVICE CATEGORY          SERVICE CATEGORY        SPECIFIC PRE-APPROVED SERVICE SUBCATEGORIES
                               DESCRIPTION
----------------------- --------------------------- -----------------------------------------------
III. TAX SERVICES       Services which are not      o Tax planning and support
                        prohibited by the Rule,     o Tax controversy assistance
                        if an officer of the Fund   o Tax compliance, tax returns, excise
                        determines that using the     tax returns and support
                        Fund's auditor to provide   o Tax opinions
                        these services creates
                        significant synergy in
                        the form of efficiency,
                        minimized disruption, or
                        the ability to maintain a
                        desired level of
                        confidentiality.
----------------------- --------------------------- -----------------------------------------------

------------------------------------- -------------------------
  AUDIT COMMITTEE APPROVAL POLICY         AUDIT COMMITTEE
                                          REPORTING POLICY
------------------------------------- -------------------------
------------------------------------- -------------------------
o "One-time" pre-approval             o A summary of
  for the fund fiscal  year             all such services and
  within a specified dollar limit       related fees
  				        (including comparison
  			                to specified dollar
  			                limits) reported
  			                quarterly.

o Specific approval is
  needed to exceed the
  pre-approved dollar limits for
  these services (see general
  Audit Committee approval policy
  below for details on obtaining
  specific approvals)

o Specific approval is
  needed to use the Fund's
  auditors for tax services not
  denoted as pre-approved, or to add a specific
  service subcategory as
  "pre-approved"
------------------------------------- -------------------------

                     SECTION III - POLICY DETAIL, CONTINUED

----------------------- --------------------------- -----------------------------------------------
   SERVICE CATEGORY          SERVICE CATEGORY        SPECIFIC PRE-APPROVED SERVICE SUBCATEGORIES
                               DESCRIPTION
----------------------- --------------------------- -----------------------------------------------
IV.  OTHER SERVICES     Services which are not      o Business Risk Management support
                        prohibited by the Rule,     o Other control and regulatory
A. SYNERGISTIC,         if an officer of the Fund     compliance projects
UNIQUE QUALIFICATIONS   determines that using the
                        Fund's auditor to provide
                        these services creates
                        significant synergy in
                        the form of efficiency,
                        minimized disruption,
                        the ability to maintain a
                        desired level of
                        confidentiality, or where
                        the Fund's auditors
                        posses unique or superior
                        qualifications to provide
                        these services, resulting
                        in superior value and
                        results for the Fund.
----------------------- --------------------------- -----------------------------------------------
--------------------------------------- ------------------------
    AUDIT COMMITTEE APPROVAL POLICY         AUDIT COMMITTEE
                                            REPORTING POLICY
------------------------------------- --------------------------
o "One-time" pre-approval             o A summary of
  for the fund fiscal year within       all such services and
  a specified dollar limit              related fees
  			               (including comparison
  			                to specified dollar
  				        limits) reported
                                        quarterly.
o Specific approval is
  needed to exceed the
  pre-approved dollar limits for
  these services (see general
  Audit Committee approval policy
  below for details on obtaining
  specific approvals)

o Specific approval is
  needed to use the Fund's
  auditors for "Synergistic" or
  "Unique Qualifications" Other
  Services not denoted as
  pre-approved to the left, or to
  add a specific service
  subcategory as "pre-approved"
------------------------------------- --------------------------

                     SECTION III - POLICY DETAIL, CONTINUED

----------------------- ------------------------- -----------------------------------------------
   SERVICE CATEGORY         SERVICE CATEGORY        SPECIFIC PROHIBITED SERVICE SUBCATEGORIES
                              DESCRIPTION
----------------------- ------------------------- -----------------------------------------------
PROHIBITED  SERVICES    Services which result     1. Bookkeeping or other services
                        in the auditors losing       related to the accounting records or
                        independence status          financial statements of the audit
                        under the Rule.              client*
                                                  2. Financial information systems design
                                                     and implementation*
                                                  3. Appraisal or valuation services,
                                                     fairness* opinions, or
                                                     contribution-in-kind reports
                                                  4. Actuarial services (i.e., setting
                                                     actuarial reserves versus actuarial
                                                     audit work)*
                                                  5. Internal audit outsourcing services*
                                                  6. Management functions or human
                                                     resources
                                                  7. Broker or dealer, investment
                                                     advisor, or investment banking services
                                                  8. Legal services and expert services
                                                     unrelated to the audit
                                                  9. Any other service that the Public
                                                     Company Accounting Oversight Board
                                                     determines, by regulation, is
                                                     impermissible
----------------------- ------------------------- -----------------------------------------------
------------------------------------------- ------------------------------
     AUDIT COMMITTEE APPROVAL POLICY               AUDIT COMMITTEE
                                                  REPORTING POLICY
------------------------------------------- ------------------------------
o These services are not to be              o A summary of all
  performed with the exception of the(*)      services and related
  services that may be permitted              fees reported at each
  if they would not be subject to audit       regularly scheduled
  procedures at the audit client (as          Audit Committee meeting
  defined in rule 2-01(f)(4)) level           will serve as continual
  the firm providing the service.             confirmation that has
  				              not provided any
                                              restricted services.
------------------------------------------- ------------------------------

--------------------------------------------------------------------------------
GENERAL AUDIT COMMITTEE APPROVAL POLICY:
o For all projects, the officers of the Funds and the Fund's auditors will each make an assessment to determine that any proposed projects will not impair independence.

o Potential services will be classified into the four non-restricted service categories and the "Approval of Audit, Audit-Related, Tax and Other Services" Policy above will be applied. Any services outside the specific pre-approved service subcategories set forth above must be specifically approved by the Audit Committee.

o At least quarterly, the Audit Committee shall review a report summarizing the services by service category, including fees, provided by the Audit firm as set forth in the above policy.

--------------------------------------------------------------------------------


    (2) Disclose the percentage of services described in each of paragraphs (b) through (d) of this Item that were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

N/A

(f) If greater than 50 percent, disclose the percentage of hours expended on the principal accountant's engagement to audit the registrant's financial statements for the most recent fiscal year that were attributed to work performed by persons other than the principal accountant's full-time, permanent employees.

N/A

(g) Disclose the aggregate non-audit fees billed by the registrant's accountant for services rendered to the registrant, and rendered to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant for each of the last two fiscal years of the registrant.

N/A


(h) Disclose whether the registrant's audit committee of the board of trustees has considered whether the provision of non-audit services that were rendered to the registrant's investment adviser (not including any subadviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant's independence.

The Fund's audit committee of the Board of Trustees has considered whether the provision of non-audit services that were rendered to the Affiliates (as defined) that were not pre- approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant's independence.


Item 5. Audit Committee of Listed Registrants

(a) If the registrant is a listed issuer as defined in Rule 10A-3 under the Exchange Act (17 CFR 240.10A-3), state whether or not the registrant has a separately-designated standing audit committee established in accordance with Section 3(a)(58)(A) of the Exchange Act (15 U.S.C. 78c(a)(58)(A)).
If the registrant has such a committee, however designated, identify each committee member. If the entire board of directors is acting as the registrants audit committee as specified in
Section 3(a)(58)(B) of the Exchange Act (15 U.S.C. 78c(a)(58)(B)), so state.

N/A

(b) If applicable, provide the disclosure required by Rule 10A-3(d) under the Exchange Act (17 CFR 240.10A-3(d)) regarding an exemption from the listing standards for audit committees.

N/A

Item 6. Schedule of Investments.

File Schedule I Investments in securities of unaffiliated issuers as of the close of the reporting period as set forth in 210.12-12 of Regulation S-X [17 CFR 210.12-12], unless the schedule is included as part of the report to shareholders filed under Item
1 of this Form.

Included in Item 1


ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR
CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

A closed-end management investment company that is filing an annual report on this Form N-CSR must, unless it invests exclusively in non-voting securities, describe the policies and procedures that it uses to determine how to vote proxies relating to portfolio securities, including the procedures that the company uses when a vote presents a conflict between the interests of its shareholders, on the one hand, and those of the company's investment adviser; principal underwriter; or any affiliated person (as defined in Section 2(a)(3) of the Investment Company Act of 1940 (15 U.S.C. 80a-2(a)(3)) and the rules thereunder) of the company, its investment adviser, or its principal underwriter, on the other. Include any policies and procedures of the company's investment adviser, or any other third party, that the company uses, or that are used on the company's behalf, to determine how to vote proxies relating to portfolio securities.

Information not required in semi annual reports on form NCSR.



Item 8. Portfolio Managers of Closed-End Management Investment
        Companies.

(a) If the registrant is a closed-end management investment company that is filing an annual report on this Form N-CSR,provide the following information:
(1) State the name, title, and length of service of the person or persons employed by or associated with the registrant or an investment adviser of the registrant who are primarily responsible for the day-to-day management of the registrants portfolio (Portfolio Manager). Also state each Portfolio Managers business experience during the past 5 years.


Information not required in semi annual reports on form NCSR.


Item 9. Purchases of Equity Securities by Closed-End Management
Investment Company and Affiliated Purchasers.

(a) If the registrant is a closed-end management investment company, in the following tabular format, provide the information specified in paragraph (b) of this Item with respect to any purchase made by or on behalf of the registrant or any affiliated purchaser, as defined in Rule 10b-18(a)(3) under the Exchange Act (17 CFR 240.10b-18(a)(3)), of shares or other units of any class of the registrants equity securities that is registered by the registrant pursuant to Section 12 of the Exchange Act (15 U.S.C. 781). Instruction to paragraph (a). Disclose all purchases covered by this Item, including purchases that do not satisfy the conditions of the safe harbor of Rule 10b-18 under the Exchange Act (17 CFR 240.10b-18), made in the period covered by the report. Provide disclosures covering repurchases made on a monthly basis. For example, if the reporting period began on January 16 and ended on July 15, the chart would show repurchases for the months from January 16 through February 15, February 16 through March 15, March 16 through
April 15, April 16 through May 15, May 16 through June 15, and June 16 through July 15.

During the period covered by this report, there were no purchases made by or on behalf of the registrant or any affiliated purchaser as defined in Rule 10b-18(a)(3) under the Securities Exchange Act of 1934 (the Exchange Act), of shares of the registrants equity securities that are registered by the registrant pursuant to
Section 12 of the Exchange Act.


Item 10. Submission of Matters to a Vote of Security Holders.

Describe any material changes to the procedures by which shareholders may recommend nominees to the registrants board of directors, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 7(d)(2)(ii)(G) of Schedule 14A (17 CFR 240.14a-101), or this Item.


There have been no material changes to the procedures by which the shareholders may recommend nominees to the registrants board of directors since the registrant last provided disclosure in response to the requirements of Item 7(d)(2)(ii)(G) of Schedule 14(A) in its definitive proxy statement, or this Item.


ITEM 11. CONTROLS AND PROCEDURES.

(a) Disclose the conclusions of the registrant's principal executive officer or officers and principal financial officer or officers, or persons performing similar functions, about the effectiveness of the registrant's disclosure controls and procedures (as defined in Rule 30a-2(c) under the Act (17 CFR 270.30a-2(c))) based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph.

The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.


(b) Disclose whether or not there were significant changes in the registrant's internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

There were no significant changes in the registrant's internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

The registrant's principal executive officer and principal financial officer, however, voluntarily are reporting the following information:

In August of 2006 the registrant's investment adviser enhanced its internal procedures for reporting performance information required to be included in prospectuses.
Those enhancements involved additional internal controls over the appropriateness of performance data generated for this purpose. Such enhancements were made following an internal review which identified prospectuses relating to certain classes of shares of a limited number of registrants where, inadvertently, performance information not reflecting the deduction of applicable sales charges was included. Those prospectuses were revised, and the revised prospectuses were distributed to shareholders.


ITEM 12. EXHIBITS.

File the exhibits listed below as part of this Form. Letter or number the exhibits in the sequence indicated.

(a) Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit.



(b) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Act
(17 CFR 270.30a-2).

Filed herewith.

                                   SIGNATURES

                          [See General Instruction F]


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


(Registrant) Pioneer High Income Trust


By (Signature and Title)* /s/ John F. Cogan, Jr.
John F. Cogan, Jr, President

Date November 29, 2007


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)* /s/ John F. Cogan, Jr.
John F. Cogan, Jr., President

Date November 29, 2007


By (Signature and Title)* /s/ Vincent Nave
Vincent Nave, Treasurer

Date November 29, 2007

* Print the name and title of each signing officer under his or her signature.